Thrivent Core Plus Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)

Principal Amount	Long-Term Fixed Income 99.0%	Value
Asset-Backed Securities 3.5%
	Affirm Asset Securitization Trust,
$177,996	5.08%, 4/15/2030, Series 2025-X1, Class A [a]	$178,256
	American Heritage Auto Receivables Trust,
110,000	4.90%, 9/17/2029, Series 2024-1A, Class A3 [a]	111,126
	AMSR Trust,
500,000	3.66%, 6/17/2042, Series 2025- SFR1, Class B [a]	477,961
	ARES LXXI CLO, Ltd.,
235,000	(TSFR3M + 1.700%), 5.58%, 4/20/2037, Series 2024-71A, Class A2 [a],[b]	235,548
	Avis Budget Rental Car Funding AESOP LLC,
275,000	5.24%, 8/20/2029, Series 2025-1A, Class B [a]	279,549
	Balboa Bay Loan Funding, Ltd.,
250,000	(TSFR3M + 2.250%), 6.13%, 1/20/2035, Series 2021-2A, Class CR [a],[b]	250,110
	Barings CLO, Ltd.,
750,000	(TSFR3M + 1.900%), 5.78%, 1/18/2035, Series 2021-3A, Class CR [a],[b]	750,288
	Barings Loan Partners CLO, Ltd.,
180,000	(TSFR3M + 1.650%), 5.53%, 1/20/2034, Series LP-2A, Class CR [a],[b]	179,654
	Battalion CLO IX, Ltd.,
1,000,000	(TSFR3M + 1.600%), 5.50%, 7/15/2031, Series 2015-9A, Class BRR [a],[b]	1,000,172
	Battalion CLO XXI, Ltd.,
1,000,000	(TSFR3M + 2.000%), 5.90%, 7/15/2034, Series 2021-21A, Class CR [a],[b]	998,082
	Chenango Park CLO, Ltd.,
595,000	(TSFR3M + 1.800%), 5.70%, 4/15/2030, Series 2018-1A, Class BR [a],[b]	595,480
	Dryden 72 CLO, Ltd.,
1,000,000	(TSFR3M + 1.650%), 5.50%, 5/15/2032, Series 2019-72A, Class BRR [a],[b]	1,001,893
	Dryden 78 CLO, Ltd.,
235,000	(TSFR3M + 1.730%), 5.61%, 4/17/2037, Series 2020-78A, Class A2R [a],[b]	235,191
	Hertz Vehicle Financing III LLC,
250,000	5.45%, 9/25/2029, Series 2025-1A, Class B [a]	253,494
750,000	5.59%, 12/26/2029, Series 2025- 3A, Class B [a]	761,771
500,000	5.14%, 5/25/2032, Series 2025-6A, Class B [a]	497,088
	Hotwire Funding LLC,
205,000	5.89%, 6/20/2054, Series 2024-1A, Class A2 [a]	208,492
	LCM 41, Ltd.,
500,000	(TSFR3M + 3.600%), 7.50%, 4/15/2036, Series 41A, Class D1R [a],[b]	500,904
Principal Amount	Long-Term Fixed Income 99.0%	Value
Asset-Backed Securities 3.5% – continued
	Madison Park Funding XXIV, Ltd.,
$468,258	(TSFR3M + 1.550%), 5.43%, 10/20/2029, Series 2016-24A, Class BR2 [a],[b]	$468,439
	Octagon Investment Partners 50, Ltd.,
500,000	(TSFR3M + 2.000%), 5.90%, 1/15/2035, Series 2020-4A, Class CR2 [a],[b]	500,203
	Park Blue CLO, Ltd.,
500,000	(TSFR3M + 2.180%), 6.06%, 4/20/2038, Series 2023-3A, Class CR [a],[b]	501,704
	Point Securitization Trust,
331,138	6.25%, 6/25/2055, Series 2025-1, Class A1 [a]	332,441
	RFS Asset Securitization V LLC,
400,000	6.05%, 5/15/2032, Series 2025-1, Class A [a]	404,644
	SLM Private Credit Student Loan Trust,
94,620	(TSFR3M + 0.662%), 4.38%, 6/15/2033, Series 2004-A, Class A3 [b]	94,347
	Sunnova Hestia II Issuer LLC,
360,557	5.63%, 7/20/2051, Series 2024- GRID1, Class 1A [a]	358,180
	Veros Auto Receivables Trust,
226,313	5.31%, 9/15/2028, Series 2025-1, Class A [a]	227,087
	Vibrant CLO IV-R, Ltd.,
600,000	(TSFR3M + 1.650%), 5.53%, 10/20/2037, Series 2024-4RA, Class A2 [a],[b]	600,415
	Total	12,002,519
Basic Materials 1.4%
	Anglo American Capital plc,
585,000	5.75%, 4/5/2034 [a]	613,610
	Cleveland-Cliffs, Inc.,
260,000	6.75%, 4/15/2030 [a]	267,379
	Eastman Chemical Co.,
250,000	5.00%, 8/1/2029	255,057
	First Quantum Minerals, Ltd.,
460,000	8.63%, 6/1/2031 [a]	484,078
	FMC Corp.,
500,000	(CMT 5Y + 4.366%), 8.45%, 11/1/2055 [b]	395,753
	Georgia-Pacific LLC,
510,000	4.40%, 6/30/2028 [a]	516,047
	International Flavors & Fragrances, Inc.,
421,000	2.30%, 11/1/2030 [a]	379,869
	LYB International Finance III LLC,
1,010,000	5.13%, 1/15/2031	1,013,747
	Methanex Corp.,
275,000	5.25%, 12/15/2029	277,510
	OCP SA,
300,000	6.88%, 4/25/2044	313,050
	Steel Dynamics, Inc.,
410,000	3.45%, 4/15/2030	396,099
	Total	4,912,199
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.0%	Value
Collateralized Mortgage Obligations 3.1%
	Angel Oak Mortgage Trust,
$500,000	4.93%, 10/25/2070, Series 2025- 13, Class A1 [a],[c]	$500,624
	Cross Mortgage Trust,
196,474	6.42%, 4/25/2069, Series 2024-H2, Class A2 [a],[c]	198,344
	Flagstar Mortgage Trust,
694,299	2.50%, 8/25/2051, Series 2021- 6INV, Class A4 [a],[b]	580,228
	GCAT Trust,
431,357	5.50%, 1/25/2054, Series 2024- INV1, Class 1A2 [a],[b]	434,924
533,992	6.50%, 1/25/2054, Series 2024- INV1, Class 2A2 [a],[b]	548,698
	JP Morgan Mortgage Trust,
703,236	2.50%, 2/25/2052, Series 2021- INV7, Class A2A [a],[b]	588,593
750,000	5.06%, 6/25/2056, Series 2025- 12MPR, Class A1D [a],[c]	747,701
	Morgan Stanley Residential Mortgage Loan Trust,
861,392	5.53%, 5/25/2070, Series 2025- NQM3, Class A1 [a],[b]	867,441
525,881	5.22%, 9/25/2070, Series 2025- NQM8, Class A2 [a],[c]	526,629
	PMT Loan Trust,
517,887	2.50%, 7/25/2051, Series 2021- INV1, Class A3 [a],[b]	432,800
500,000	5.50%, 5/25/2056, Series 2025- INV5, Class A12 [a],[b]	499,602
	PRET Trust,
92,769	4.00%, 8/25/2064, Series 2025- RPL2, Class A1 [a],[c]	90,709
	Provident Funding Mortgage Trust,
450,000	5.00%, 12/25/2055, Series 2025-6, Class A10 [a],[b]	431,178
	Roc Mortgage Trust,
150,000	5.63%, 2/25/2040, Series 2025- RTL1, Class A1 [a],[c]	150,799
	Santander Mortgage Asset Receivable Trust,
723,510	5.07%, 8/25/2065, Series 2025- NQM5, Class A1 [a],[b]	724,610
	Seasoned Loans Structured Transaction Trust,
1,500,000	3.00%, 10/25/2035, Series 2025-2, Class A2	1,281,062
	Sequoia Mortgage Trust,
500,000	5.00%, 12/25/2055, Series 2025- 12, Class A8 [a],[b]	482,999
	Toorak Mortgage Trust,
200,000	5.52%, 2/25/2040, Series 2025- RRTL1, Class A1 [a],[c]	200,924
	Verus Securitization Trust,
319,006	6.97%, 12/25/2068, Series 2023-8, Class A3 [a],[c]	322,095
907,187	5.58%, 6/25/2070, Series 2025-5, Class A2 [a],[c]	912,183
	Total	10,522,143
Principal Amount	Long-Term Fixed Income 99.0%	Value
Commercial Mortgage-Backed Securities 1.5%
	Bank,
$400,000	2.14%, 3/15/2063, Series 2020- BN28, Class AS	$353,884
	BBCMS Mortgage Trust,
500,000	5.99%, 5/15/2058, Series 2025- 5C34, Class AS [b]	520,905
500,000	5.59%, 7/15/2058, Series 2025- C35, Class A5 [b]	525,699
500,000	5.52%, 8/15/2058, Series 2025- 5C36, Class A3	521,559
500,000	5.38%, 9/15/2058, Series 2025- 5C37, Class AS [b]	510,181
	Benchmark Mortgage Trust,
225,000	6.09%, 4/15/2057, Series 2025- V14, Class AM [b]	234,973
	BMO Mortgage Trust,
1,000,000	5.23%, 12/15/2058, Series 2025- 5C13, Class A3	1,029,310
	CSAIL Commercial Mortgage Trust,
484,000	2.56%, 3/15/2053, Series 2020- C19, Class A3	442,172
	Wells Fargo Commercial Mortgage Trust,
1,000,000	5.59%, 7/15/2058, Series 2025- 5C5, Class A3	1,044,371
	Total	5,183,054
Communication Services 2.2%
	Alphabet, Inc.,
710,000	5.45%, 11/15/2055	696,486
	CCO Holdings LLC/CCO Holdings Capital Corp.,
405,000	4.75%, 3/1/2030 [a]	386,795
	Charter Communications Operating LLC/Charter Communications Operating Capital,
710,000	5.05%, 3/30/2029	718,247
460,000	6.38%, 10/23/2035	474,746
260,000	5.85%, 12/1/2035	259,369
	Comcast Corp.,
460,000	4.95%, 5/15/2032	471,173
260,000	4.65%, 7/15/2042	227,929
	Meta Platforms, Inc.,
1,010,000	4.88%, 11/15/2035	1,008,647
	Paramount Global,
250,000	7.88%, 7/30/2030	270,432
	T-Mobile USA, Inc.,
585,000	5.13%, 5/15/2032	602,007
960,000	4.95%, 11/15/2035	954,433
	Uber Technologies, Inc.,
510,000	4.80%, 9/15/2035	507,307
	VeriSign, Inc.,
385,000	5.25%, 6/1/2032	395,724
	Verizon Communications, Inc.,
510,000	5.25%, 4/2/2035	518,358
260,000	5.88%, 11/30/2055	256,880
	Total	7,748,533
Consumer Discretionary 2.9%
	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.,
110,000	5.75%, 4/20/2029 [a]	112,017
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.0%	Value
Consumer Discretionary 2.9% – continued
	American Honda Finance Corp.,
$710,000	5.15%, 7/9/2032	$729,569
	Brightstar Lottery plc,
260,000	5.25%, 1/15/2029 [a]	259,410
	Delta Air Lines, Inc.,
510,000	4.95%, 7/10/2028	519,172
	Delta Air Lines, Inc./SkyMiles IP, Ltd.,
260,000	4.75%, 10/20/2028 [a]	261,579
	Flutter Treasury DAC,
610,000	5.88%, 6/4/2031 [a]	618,479
	Ford Motor Credit Co. LLC,
260,000	6.80%, 11/7/2028	272,771
510,000	5.73%, 9/5/2030	517,852
	General Motors Financial Co., Inc.,
460,000	4.20%, 10/27/2028	460,654
385,000	5.75%, 2/8/2031	404,945
385,000	5.63%, 4/4/2032	400,870
	Honda Motor Co., Ltd.,
1,210,000	4.44%, 7/8/2028	1,221,653
	Hyundai Capital America,
710,000	4.88%, 6/23/2027 [a]	717,635
500,000	6.20%, 9/21/2030 [a]	533,041
	Las Vegas Sands Corp.,
610,000	5.63%, 6/15/2028	625,430
260,000	6.00%, 8/15/2029	271,379
	Mattamy Group Corp.,
480,000	4.63%, 3/1/2030 [a]	465,984
	Resideo Funding, Inc.,
385,000	6.50%, 7/15/2032 [a]	394,060
	Royal Caribbean Cruises, Ltd.,
580,000	6.25%, 3/15/2032 [a]	600,156
	Stellantis Finance U.S., Inc.,
210,000	5.35%, 3/17/2028 [a]	213,969
	United Airlines Pass-Through Trust,
22,266	3.75%, 3/3/2028, Series 2014-2, Class A	22,241
	United Airlines, Inc.,
260,000	4.63%, 4/15/2029 [a]	258,872
	Yum! Brands, Inc.,
240,000	5.38%, 4/1/2032	243,002
	Total	10,124,740
Consumer Staples 5.8%
	AbbVie, Inc.,
510,000	5.60%, 3/15/2055	510,915
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
380,000	5.88%, 2/15/2028 [a]	381,456
	BAT Capital Corp.,
385,000	7.75%, 10/19/2032	449,695
	Becton Dickinson & Co.,
585,000	4.69%, 12/15/2044	518,237
	Block, Inc.,
510,000	6.00%, 8/15/2033 [a]	523,571
	Bunge, Ltd. Finance Corp.,
960,000	3.20%, 4/21/2031	903,351
	Cargill, Inc.,
510,000	5.38%, 10/23/2055 [a]	490,824
	Cigna Group,
510,000	4.88%, 9/15/2032	516,636
	Conagra Brands, Inc.,
810,000	4.85%, 11/1/2028	819,425
Principal Amount	Long-Term Fixed Income 99.0%	Value
Consumer Staples 5.8% – continued
	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
$510,000	5.60%, 1/15/2031 [a]	$514,639
	CVS Health Corp.,
710,000	5.00%, 9/15/2032	724,676
585,000	5.05%, 3/25/2048	515,707
	Edgewell Personal Care Co.,
390,000	5.50%, 6/1/2028 [a]	390,406
	Elevance Health, Inc.,
510,000	6.38%, 6/15/2037	554,444
	HCA, Inc.,
585,000	5.50%, 3/1/2032	609,610
460,000	4.90%, 11/15/2035	453,710
	Imperial Brands Finance plc,
510,000	4.50%, 6/30/2028 [a]	514,106
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
500,000	5.50%, 1/15/2036 [a]	508,079
	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group,
500,000	6.38%, 2/25/2055 [a]	508,295
	Keurig Dr. Pepper, Inc.,
385,000	4.05%, 4/15/2032	370,061
	L'Oreal SA,
710,000	5.00%, 5/20/2035 [a]	725,721
	Mars, Inc.,
310,000	4.60%, 3/1/2028 [a]	314,247
60,000	5.65%, 5/1/2045 [a]	60,481
	McKesson Corp.,
710,000	4.65%, 5/30/2030	722,321
	Pfizer, Inc.,
260,000	4.50%, 11/15/2032	260,599
	Philip Morris International, Inc.,
460,000	5.25%, 2/13/2034	475,461
385,000	4.13%, 3/4/2043	326,059
	Post Holdings, Inc.,
575,000	6.25%, 2/15/2032 [a]	590,798
	Roche Holdings, Inc.,
500,000	4.37%, 12/2/2032 [a]	498,071
	Royalty Pharma plc,
710,000	5.20%, 9/25/2035	713,591
	S&P Global, Inc.,
450,000	4.80%, 12/4/2035 [a]	448,613
	Sanofi SA,
760,000	4.20%, 11/3/2032	758,840
	Stryker Corp.,
260,000	5.20%, 2/10/2035	266,958
	Takeda Pharmaceutical Co., Ltd.,
585,000	5.30%, 7/5/2034	603,519
	Tenet Healthcare Corp.,
710,000	5.50%, 11/15/2032 [a]	719,735
	UnitedHealth Group, Inc.,
585,000	5.88%, 2/15/2053	589,882
	Verisk Analytics, Inc.,
1,210,000	4.50%, 8/15/2030	1,219,155
	Total	20,071,894
Energy 2.7%
	BP Capital Markets America, Inc.,
385,000	3.00%, 3/17/2052	246,265
	Cheniere Energy Partners LP,
460,000	5.55%, 10/30/2035 [a]	470,294
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.0%	Value
Energy 2.7% – continued
	Columbia Pipelines Holding Co. LLC,
$385,000	5.10%, 10/1/2031 [a]	$391,497
	Coterra Energy, Inc.,
710,000	5.60%, 3/15/2034	731,547
	Devon Energy Corp.,
260,000	5.20%, 9/15/2034	258,853
	Diamondback Energy, Inc.,
710,000	6.25%, 3/15/2033	764,994
	DT Midstream, Inc.,
510,000	4.30%, 4/15/2032 [a]	492,636
	Energy Transfer LP,
385,000	5.70%, 4/1/2035	398,524
	EOG Resources, Inc.,
710,000	5.00%, 7/15/2032	727,242
	Hilcorp Energy I LP/Hilcorp Finance Co.,
605,000	6.00%, 4/15/2030 [a]	587,881
	Kinder Morgan, Inc.,
585,000	5.45%, 8/1/2052	543,878
	ONEOK, Inc.,
710,000	6.35%, 1/15/2031	762,017
	Repsol E&P Capital Markets U.S. LLC,
510,000	5.20%, 9/16/2030 [a]	517,216
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
585,000	4.00%, 1/15/2032	558,204
	Var Energi ASA,
460,000	5.88%, 5/22/2030 [a]	478,820
	Venture Global LNG, Inc.,
255,000	7.00%, 1/15/2030 [a]	245,420
	Venture Global Plaquemines LNG LLC,
500,000	6.50%, 1/15/2034 [a]	512,120
	Williams Cos., Inc.,
710,000	4.63%, 6/30/2030	716,949
	Total	9,404,357
Financials 17.2%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
385,000	3.30%, 1/30/2032	355,478
	Agree LP,
260,000	5.60%, 6/15/2035	272,159
	Ally Financial, Inc.,
460,000	(SOFRINDEX + 1.960%), 5.74%, 5/15/2029 [b]	471,679
	American Express Co.,
710,000	(SOFRRATE + 1.790%), 5.67%, 4/25/2036 [b]	749,664
	American Homes 4 Rent LP,
260,000	4.95%, 6/15/2030	265,203
	American International Group, Inc.,
510,000	5.13%, 3/27/2033	524,502
	Ameriprise Financial, Inc.,
710,000	5.20%, 4/15/2035	724,888
	Aon Corp./Aon Global Holdings plc,
510,000	5.35%, 2/28/2033	531,098
	Apollo Debt Solutions BDC,
510,000	5.88%, 8/30/2030	515,842
	ARES Capital Corp.,
710,000	5.50%, 9/1/2030	714,632
	Ares Strategic Income Fund,
710,000	4.85%, 1/15/2029 [a]	701,662
Principal Amount	Long-Term Fixed Income 99.0%	Value
Financials 17.2% – continued
	ARES Strategic Income Fund,
$60,000	6.35%, 8/15/2029	$61,739
	Atlas Warehouse Lending Co. LP,
510,000	4.95%, 11/15/2030 [a]	511,695
	Australia & New Zealand Banking Group, Ltd.,
760,000	(CMT 1Y + 1.350%), 5.82%, 6/18/2036 [a],[b]	786,030
	Aviation Capital Group LLC,
285,000	5.13%, 4/10/2030 [a]	289,372
510,000	4.80%, 10/24/2030 [a]	510,193
	Avolon Holdings Funding, Ltd.,
385,000	5.75%, 11/15/2029 [a]	399,421
60,000	5.38%, 5/30/2030 [a]	61,596
260,000	4.95%, 10/15/2032 [a]	257,167
	Banco Santander SA,
610,000	(CMT 1Y + 1.450%), 5.54%, 3/14/2030 [b]	631,209
	Bank of America Corp.,
450,000	(CMT 5Y + 2.351%), 6.25%, 7/26/2030, Series UU [b],[d]	457,068
1,060,000	(SOFRRATE + 1.000%), 5.16%, 1/24/2031 [b]	1,094,296
960,000	(SOFRRATE + 1.830%), 4.57%, 4/27/2033 [b]	957,648
	Bank of Nova Scotia,
710,000	(SOFRRATE + 1.440%), 4.74%, 11/10/2032 [b]	717,816
	Barclays plc,
460,000	(SOFRRATE + 1.560%), 4.94%, 9/10/2030 [b]	469,115
260,000	(CMT 1Y + 3.500%), 7.44%, 11/2/2033 [b]	297,298
260,000	(SOFRRATE + 1.910%), 5.34%, 9/10/2035 [b]	264,209
	Belrose Funding Trust II,
710,000	6.79%, 5/15/2055 [a]	737,223
	Blackstone Holdings Finance Co. LLC,
510,000	6.20%, 4/22/2033 [a]	552,873
	Blackstone Secured Lending Fund,
510,000	5.13%, 1/31/2031	503,650
	Blue Owl Capital Corp.,
710,000	5.95%, 3/15/2029	716,517
	Blue Owl Technology Finance Corp.,
60,000	6.10%, 3/15/2028 [a]	60,357
	BNP Paribas SA,
460,000	(SOFRRATE + 1.450%), 4.79%, 5/9/2029 [a],[b]	465,109
710,000	(SOFRRATE + 1.590%), 5.50%, 5/20/2030 [a],[b]	734,467
60,000	(SOFRRATE + 1.620%), 5.79%, 1/13/2033 [a],[b]	62,984
	BPCE SA,
710,000	(SOFRRATE + 1.581%), 5.39%, 5/28/2031 [a],[b]	728,794
	Brown & Brown, Inc.,
260,000	6.25%, 6/23/2055	270,353
	CaixaBank SA,
710,000	(SOFRRATE + 1.140%), 4.63%, 7/3/2029 [a],[b]	717,060
	CBRE Services, Inc.,
710,000	4.90%, 1/15/2033	713,411
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.0%	Value
Financials 17.2% – continued
	Charles Schwab Corp.,
$710,000	(SOFRRATE + 1.230%), 4.91%, 11/14/2036 [b]	$705,232
	Citadel Securities Global Holdings LLC,
510,000	6.20%, 6/18/2035 [a]	536,847
	Citigroup, Inc.,
460,000	(SOFRRATE + 1.143%), 4.64%, 5/7/2028 [b]	463,734
585,000	(SOFRRATE + 1.338%), 4.54%, 9/19/2030 [b]	589,652
385,000	(SOFRRATE + 1.939%), 3.79%, 3/17/2033 [b]	367,089
460,000	(SOFRRATE + 1.488%), 5.17%, 9/11/2036 [b]	464,300
	Citizens Financial Group, Inc.,
260,000	(SOFRRATE + 1.259%), 5.25%, 3/5/2031 [b]	267,162
	CME Group, Inc.,
260,000	4.40%, 3/15/2030	263,740
	Cooperatieve Rabobank UA,
510,000	(CMT 1Y + 0.920%), 4.99%, 5/27/2031 [a],[b]	521,741
	COPT Defense Properties LP,
510,000	4.50%, 10/15/2030	507,524
	Corebridge Financial, Inc.,
510,000	6.05%, 9/15/2033	541,184
	Cousins Properties LP,
260,000	5.25%, 7/15/2030	266,607
	Credit Agricole SA,
710,000	(SOFRRATE + 1.460%), 5.22%, 5/27/2031 [a],[b]	728,898
	Deutsche Bank AG,
460,000	(SOFRRATE + 2.510%), 6.82%, 11/20/2029 [b]	490,494
260,000	(SOFRRATE + 1.720%), 5.30%, 5/9/2031 [b]	266,387
260,000	(SOFRRATE + 1.718%), 3.04%, 5/28/2032 [b]	238,693
	Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance,
650,000	5.95%, 9/17/2030 [a]	619,996
	Encore Capital Group, Inc.,
250,000	8.50%, 5/15/2030 [a]	268,737
	EPR Properties,
710,000	4.75%, 11/15/2030	704,469
	ERP Operating LP,
460,000	4.65%, 9/15/2034	455,159
	First Citizens BancShares, Inc.,
710,000	(CMT 5Y + 1.850%), 5.60%, 9/5/2035 [b]	708,765
	Fortitude Group Holdings LLC,
385,000	6.25%, 4/1/2030 [a]	401,011
	GGAM Finance, Ltd.,
365,000	8.00%, 6/15/2028 [a]	386,524
	Goldman Sachs Group, Inc.,
585,000	(SOFRRATE + 1.319%), 4.94%, 4/23/2028 [b]	591,682
710,000	(SOFRRATE + 0.900%), 4.15%, 10/21/2029 [b]	709,841
260,000	(SOFRRATE + 1.380%), 5.54%, 1/28/2036 [b]	269,848
Principal Amount	Long-Term Fixed Income 99.0%	Value
Financials 17.2% – continued
	Goldman Sachs Private Credit Corp.,
$410,000	5.88%, 5/6/2028 [a]	$417,645
	Healthcare Realty Holdings LP,
260,000	3.10%, 2/15/2030	246,977
	Highwoods Realty LP,
460,000	5.35%, 1/15/2033	459,655
	HPS Corporate Lending Fund,
710,000	5.30%, 6/5/2027 [a]	714,317
	HSBC Holdings plc,
460,000	(SOFRRATE + 1.460%), 5.55%, 3/4/2030 [b]	476,898
460,000	(SOFRRATE + 1.570%), 5.24%, 5/13/2031 [b]	473,927
510,000	(SOFRRATE + 1.960%), 5.74%, 9/10/2036 [b]	524,989
	Invitation Homes Operating Partnership LP,
260,000	4.15%, 4/15/2032	252,364
710,000	4.95%, 1/15/2033	720,310
	Iron Mountain, Inc.,
265,000	4.88%, 9/15/2029 [a]	261,435
	Jane Street Group/JSG Finance, Inc.,
245,000	6.13%, 11/1/2032 [a]	249,302
250,000	6.75%, 5/1/2033 [a]	260,949
	JPMorgan Chase & Co.,
760,000	(SOFRRATE + 0.800%), 4.92%, 1/24/2029 [b]	774,128
710,000	(SOFRRATE + 1.435%), 5.10%, 4/22/2031 [b]	733,058
510,000	(SOFRRATE + 1.260%), 2.96%, 1/25/2033 [b]	468,017
960,000	(SOFRRATE + 1.190%), 4.81%, 10/22/2036 [b]	953,245
	KeyBank NA,
510,000	4.90%, 8/8/2032	508,937
	KeyCorp,
60,000	(SOFRINDEX + 2.420%), 6.40%, 3/6/2035 [b]	65,172
	Kilroy Realty LP,
260,000	2.65%, 11/15/2033	213,315
510,000	5.88%, 10/15/2035	512,338
	Lloyds Banking Group plc,
510,000	(CMT 1Y + 1.600%), 6.07%, 6/13/2036 [b]	536,267
	LPL Holdings, Inc.,
710,000	5.65%, 3/15/2035	727,751
	M&T Bank Corp.,
710,000	(SOFRRATE + 1.400%), 5.18%, 7/8/2031 [b]	728,903
	Macquarie Airfinance Holdings, Ltd.,
460,000	6.40%, 3/26/2029 [a]	482,032
	Mitsubishi UFJ Financial Group, Inc.,
410,000	(CMT 1Y + 1.170%), 5.16%, 4/24/2031 [b]	422,549
	Mizuho Financial Group, Inc.,
710,000	(CMT 1Y + 0.920%), 4.71%, 7/8/2031 [b]	719,167
	Morgan Stanley,
585,000	(SOFRRATE + 1.260%), 5.66%, 4/18/2030 [b]	609,468
585,000	(SOFRRATE + 1.510%), 5.19%, 4/17/2031 [b]	603,177
260,000	(SOFRRATE + 1.757%), 5.66%, 4/17/2036 [b]	272,913
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.0%	Value
Financials 17.2% – continued
	NatWest Group plc,
$710,000	(CMT 1Y + 1.050%), 5.12%, 5/23/2031 [b]	$728,817
	Nippon Life Insurance Co.,
260,000	(CMT 5Y + 3.189%), 6.50%, 4/30/2055 [a],[b]	279,965
	Nomura Holdings, Inc.,
710,000	4.90%, 7/1/2030	720,607
	Omega Healthcare Investors, Inc.,
260,000	3.63%, 10/1/2029	251,735
260,000	5.20%, 7/1/2030	264,598
	Omnis Funding Trust,
260,000	6.72%, 5/15/2055 [a]	270,362
	Peachtree Corners Funding Trust II,
110,000	6.01%, 5/15/2035 [a]	115,940
	Phillips Edison Grocery Center Operating Partnership I LP,
510,000	5.25%, 8/15/2032	521,274
	PNC Financial Services Group, Inc.,
460,000	(SOFRRATE + 1.333%), 4.90%, 5/13/2031 [b]	470,772
310,000	(SOFRINDEX + 1.850%), 4.63%, 6/6/2033 [b]	307,247
	Pricoa Global Funding I,
510,000	4.70%, 5/28/2030 [a]	518,994
	Regency Centers LP,
260,000	5.25%, 1/15/2034	267,306
	Reinsurance Group of America, Inc.,
710,000	5.75%, 9/15/2034	740,447
	Santander Holdings USA, Inc.,
250,000	(SOFRRATE + 1.249%), 2.49%, 1/6/2028 [b]	245,722
310,000	(SOFRRATE + 1.610%), 5.47%, 3/20/2029 [b]	316,801
	Societe Generale SA,
460,000	(CMT 1Y + 2.550%), 6.45%, 1/10/2029 [a],[b]	478,445
260,000	(SOFRRATE + 1.420%), 5.25%, 5/22/2029 [a],[b]	265,234
760,000	(SOFRRATE + 1.730%), 5.44%, 10/3/2036 [a],[b]	761,652
	Stellantis Financial Services U.S. Corp.,
260,000	5.40%, 9/15/2030 [a]	264,006
	Toronto-Dominion Bank,
260,000	4.93%, 10/15/2035	259,808
500,000	(CMT 5Y + 2.721%), 6.35%, 10/31/2085 [b]	506,953
	Truist Financial Corp.,
510,000	(SOFRRATE + 1.309%), 5.07%, 5/20/2031 [b]	523,928
	U.S. Bancorp,
710,000	(SOFRRATE + 1.296%), 5.08%, 5/15/2031 [b]	731,863
	UBS Group AG,
360,000	(SOFRRATE + 3.730%), 4.19%, 4/1/2031 [a],[b]	356,569
	Unum Group,
460,000	5.25%, 12/15/2035	456,546
	Ventas Realty LP,
460,000	5.10%, 7/15/2032	472,834
	Wells Fargo & Co.,
710,000	(SOFRRATE + 1.790%), 6.30%, 10/23/2029 [b]	750,181
Principal Amount	Long-Term Fixed Income 99.0%	Value
Financials 17.2% – continued
$460,000	(SOFRRATE + 1.500%), 5.15%, 4/23/2031 [b]	$474,813
310,000	(SOFRRATE + 1.500%), 3.35%, 3/2/2033 [b]	289,334
	Total	59,192,751
Foreign Government 1.3%
	Brazil Government International Bonds,
400,000	6.63%, 3/15/2035	412,080
	Costa Rica Government International Bonds,
300,000	7.00%, 4/4/2044	328,500
	Dominican Republic International Bonds,
450,000	6.95%, 3/15/2037 [a]	482,895
	Guatemala Government Bonds,
450,000	6.55%, 2/6/2037 [a]	481,050
	Ivory Coast Government International Bonds,
400,000	8.08%, 4/1/2036 [a]	431,321
	Mexico Government International Bonds,
250,000	5.38%, 3/22/2033	247,750
500,000	6.00%, 5/7/2036	506,500
	Oman Government International Bonds,
250,000	6.75%, 1/17/2048 [a]	275,281
	Paraguay Government International Bonds,
350,000	6.10%, 8/11/2044	361,978
	Republic of Uzbekistan International Bonds,
300,000	6.95%, 5/25/2032 [a]	323,901
	Serbia International Bonds,
300,000	6.00%, 6/12/2034 [a]	310,151
	Turkiye Government International Bonds,
250,000	6.88%, 3/17/2036	257,037
	Total	4,418,444
Industrials 2.5%
	Amphenol Corp.,
385,000	4.40%, 2/15/2033	380,955
	Amrize Finance U.S. LLC,
100,000	4.95%, 4/7/2030	102,248
	Axon Enterprise, Inc.,
250,000	6.25%, 3/15/2033 [a]	260,082
	BAE Systems plc,
250,000	5.30%, 3/26/2034 [a]	258,886
	Ball Corp.,
250,000	6.00%, 6/15/2029	256,972
	Boeing Co.,
385,000	5.81%, 5/1/2050	378,684
585,000	6.86%, 5/1/2054	657,036
	Bombardier, Inc.,
360,000	8.75%, 11/15/2030 [a]	388,947
	Canadian Pacific Railway Co.,
460,000	5.20%, 3/30/2035	473,465
	Chart Industries, Inc.,
245,000	7.50%, 1/1/2030 [a]	255,350
	Genesee & Wyoming, Inc.,
255,000	6.25%, 4/15/2032 [a]	262,970
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.0%	Value
Industrials 2.5% – continued
	Howmet Aerospace, Inc.,
$460,000	4.55%, 11/15/2032	$462,050
	L3Harris Technologies, Inc.,
460,000	5.25%, 6/1/2031	478,590
	Molex Electronic Technologies LLC,
160,000	4.75%, 4/30/2028 [a]	161,745
	Northrop Grumman Corp.,
260,000	5.25%, 7/15/2035	269,162
	Quikrete Holdings, Inc.,
255,000	6.38%, 3/1/2032 [a]	265,424
	Rand Parent LLC,
60,000	8.50%, 2/15/2030 [a]	62,511
	Regal Rexnord Corp.,
460,000	6.30%, 2/15/2030	487,537
	RTX Corp.,
260,000	6.10%, 3/15/2034	284,465
	Ryder System, Inc.,
710,000	4.85%, 6/15/2030	724,323
	Smurfit Kappa Treasury ULC,
385,000	5.44%, 4/3/2034	398,629
	Spirit AeroSystems, Inc.,
800,000	4.60%, 6/15/2028	800,928
	Wrangler Holdco Corp.,
370,000	6.63%, 4/1/2032 [a]	387,842
	Total	8,458,801
Mortgage-Backed Securities 27.7%
	Federal Home Loan Mortgage Corp.,
3,882,423	5.50%, 2/1/2040	3,991,495
4,762,561	2.50%, 3/1/2052	4,099,853
3,532,188	4.00%, 10/1/2052	3,371,504
731,484	5.00%, 11/1/2052	733,284
1,075,404	5.50%, 7/1/2053	1,102,363
5,361,064	4.50%, 7/1/2053	5,277,146
4,540,633	4.00%, 11/1/2053	4,351,431
5,718,452	5.00%, 5/1/2054	5,764,657
5,574,103	5.50%, 11/1/2054	5,701,293
5,377,817	5.00%, 8/1/2055	5,423,563
4,941,278	5.50%, 9/1/2055	5,049,175
5,954,196	5.00%, 11/1/2055	5,977,403
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
40,000	3.90%, 12/25/2030, Series K158, Class A2 [b]	39,658
5,175,000	2.58%, 5/25/2032, Series K145, Class A2	4,701,222
1,720,000	3.53%, 8/25/2032, Series K149, Class A2	1,646,534
3,095,000	4.35%, 1/25/2033, Series K-154, Class A2 [b]	3,098,881
	Federal Home Loan Mortgage Corp. REMICS,
2,658,415	1.50%, 3/25/2051, Series 5092, Class IC [e]	233,476
750,000	5.25%, 3/25/2055, Series 5519, Class CL	746,990
	Federal National Mortgage Association,
4,798,107	5.00%, 10/1/2045	4,826,248
7,120,683	2.00%, 3/1/2052	5,852,939
6,487,117	3.50%, 5/1/2052	6,044,919
5,634,621	3.00%, 7/1/2052	5,067,412
760,298	4.00%, 6/1/2053	725,361
Principal Amount	Long-Term Fixed Income 99.0%	Value
Mortgage-Backed Securities 27.7% – continued
$4,940,518	5.50%, 6/1/2053	$5,066,903
4,859,116	5.50%, 7/1/2053	4,969,645
964,724	6.00%, 9/1/2054	990,575
	Federal National Mortgage Association REMICS,
76,765	5.00%, 3/25/2055, Series 2025-24, Class DU	76,216
500,000	5.00%, 4/25/2055, Series 2025-15, Class BD	489,068
	Total	95,419,214
Technology 3.0%
	Accenture Capital, Inc.,
585,000	4.50%, 10/4/2034	576,673
	Broadcom, Inc.,
585,000	4.20%, 10/15/2030	584,555
585,000	3.42%, 4/15/2033	541,514
585,000	3.50%, 2/15/2041	475,889
	Dell International LLC/EMC Corp.,
710,000	4.75%, 10/6/2032	709,067
460,000	4.85%, 2/1/2035	453,869
	Fiserv, Inc.,
660,000	3.50%, 7/1/2029	640,036
460,000	5.25%, 8/11/2035	458,970
	Foundry JV Holdco LLC,
635,000	5.88%, 1/25/2034 [a]	652,110
	Hewlett Packard Enterprise Co.,
710,000	4.15%, 9/15/2028	710,625
	Micron Technology, Inc.,
460,000	5.65%, 11/1/2032	483,526
260,000	5.88%, 2/9/2033	276,547
	Open Text Holdings, Inc.,
625,000	4.13%, 12/1/2031 [a]	583,065
	Oracle Corp.,
510,000	5.95%, 9/26/2055	451,867
	Paychex, Inc.,
585,000	5.10%, 4/15/2030	602,266
	QUALCOMM, Inc.,
960,000	4.50%, 5/20/2030	975,852
	Roper Technologies, Inc.,
385,000	4.90%, 10/15/2034	384,159
	Synopsys, Inc.,
610,000	5.15%, 4/1/2035	619,971
	Total	10,180,561
U.S. Government & Agencies 21.2%
	U.S. Treasury Bonds,
12,275,000	1.88%, 2/15/2041	8,575,238
6,140,000	4.63%, 11/15/2044	6,016,720
8,960,000	3.00%, 8/15/2048	6,634,250
11,950,000	4.50%, 11/15/2054	11,271,277
	U.S. Treasury Notes,
3,025,000	4.25%, 2/15/2028	3,071,202
6,000,000	3.13%, 11/15/2028	5,932,969
10,400,000	4.25%, 1/31/2030	10,631,156
6,500,000	4.00%, 5/31/2030	6,582,774
3,450,000	3.50%, 11/30/2030	3,415,231
5,650,000	3.75%, 10/31/2032	5,587,320
5,350,000	4.25%, 8/15/2035	5,388,453
	Total	73,106,590
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.0%	Value
Utilities 3.0%
	Algonquin Power & Utilities Corp.,
$500,000	(CMT 5Y + 3.249%), 4.75%, 1/18/2082 [b]	$493,084
	American Electric Power Co., Inc.,
260,000	3.25%, 3/1/2050	173,161
500,000	(CMT 5Y + 1.940%), 6.05%, 3/15/2056, Series D [b]	491,265
	Calpine Corp.,
685,000	4.50%, 2/15/2028 [a]	685,453
	DTE Energy Co.,
585,000	5.20%, 4/1/2030	603,589
	Duke Energy Corp.,
610,000	5.80%, 6/15/2054	603,161
585,000	(CMT 5Y + 2.588%), 6.45%, 9/1/2054 [b]	614,003
	Eskom Holdings,
350,000	6.35%, 8/10/2028 [a]	362,474
	Evergy Kansas Central, Inc.,
385,000	4.70%, 3/13/2028	390,882
	Exelon Corp.,
585,000	5.88%, 3/15/2055	586,625
	FirstEnergy Corp.,
510,000	4.85%, 7/15/2047, Series C	448,972
	Florida Power & Light Co.,
585,000	5.30%, 6/15/2034	612,772
	NiSource, Inc.,
460,000	5.35%, 7/15/2035	470,301
585,000	4.38%, 5/15/2047	484,840
	NRG Energy, Inc.,
385,000	5.25%, 6/15/2029 [a]	386,037
	Public Service Enterprise Group, Inc.,
510,000	4.90%, 3/15/2030	521,502
	San Diego Gas & Electric Co.,
260,000	5.40%, 4/15/2035	269,117
	Southern Power Co.,
385,000	4.25%, 10/1/2030, Series A	383,971
	Vistra Operations Co. LLC,
710,000	4.38%, 5/1/2029 [a]	701,086
	Xcel Energy, Inc.,
710,000	4.75%, 3/21/2028	719,203
585,000	3.50%, 12/1/2049	419,130
	Total	10,420,628
	Total Long-Term Fixed Income (Cost $335,884,353)	341,166,428

Shares or Principal Amount	Short-Term Investments 0.1%	Value
	State Street Institutional U.S. Government Money Market Fund - Premier Class,
361,181	3.74% [f]	$361,181
	Total Short-Term Investments (Cost $361,181)	361,181
	Total Investments (Cost $336,245,534) 99.1%	$341,527,609
	Other Assets and Liabilities, Net 0.9%	3,068,136
	Total Net Assets 100.0%	$344,595,745

a
Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of December 31, 2025, the value of these investments was $63,832,344 or 18.5% of total net assets.

b
Denotes variable rate securities. The rate shown is as of
December 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of December 31, 2025.
d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e
Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

f	The interest rate shown reflects the yield.

Definitions:
CLO	–	Collateralized Loan Obligation
CME	–	Chicago Mercantile Exchange
REMICS	–	Real Estate Mortgage Investment Conduits
plc	–	Public Limited Company

Reference Rate Index:
CMT 1Y	–	Constant Maturity Treasury Yield 1 Year
CMT 5Y	–	Constant Maturity Treasury Yield 5 Year
SOFRINDEX	–	Secured Overnight Financing Rate Compounded Index
SOFRRATE	–	Secured Overnight Financing Rate
TSFR3M	–	CME Term SOFR 3 Month
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Thrivent Core Plus Bond ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	12,002,519	—	12,002,519	—
Basic Materials	4,912,199	—	4,912,199	—
Collateralized Mortgage Obligations	10,522,143	—	10,522,143	—
Commercial Mortgage-Backed Securities	5,183,054	—	5,183,054	—
Communication Services	7,748,533	—	7,748,533	—
Consumer Discretionary	10,124,740	—	10,124,740	—
Consumer Staples	20,071,894	—	20,071,894	—
Energy	9,404,357	—	9,404,357	—
Financials	59,192,751	—	59,192,751	—
Foreign Government	4,418,444	—	4,418,444	—
Industrials	8,458,801	—	8,458,801	—
Mortgage-Backed Securities	95,419,214	—	95,419,214	—
Technology	10,180,561	—	10,180,561	—
U.S. Government & Agencies	73,106,590	—	73,106,590	—
Utilities	10,420,628	—	10,420,628	—
Short-Term Investments	361,181	361,181	—	—
Total Investments at Value	$341,527,609	$361,181	$341,166,428	$—
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Mid Cap Value ETF

Schedule of Investments as of December 31, 2025(unaudited)

Shares	Common Stock 98.9%	Value
Communication Services 2.5%
68,860	IMAX Corp. [a]	$2,545,066
145,950	Warner Bros Discovery, Inc. [a]	4,206,279
	Total	6,751,345
Consumer Discretionary 8.3%
17,079	DR Horton, Inc.	2,459,888
66,053	Gildan Activewear, Inc.	4,125,670
176,596	Levi Strauss & Co. Class A	3,662,601
113,117	Six Flags Entertainment Corp. [a]	1,735,215
17,079	Tapestry, Inc.	2,182,184
61,451	Wyndham Hotels & Resorts, Inc.	4,643,238
82,118	Yum China Holdings, Inc.	3,920,313
	Total	22,729,109
Consumer Staples 5.6%
13,794	Estee Lauder Cos., Inc. Class A	1,444,508
42,502	J&J Snack Foods Corp.	3,840,906
68,471	Sysco Corp.	5,045,628
75,723	Unilever PLC ADR	4,952,284
	Total	15,283,326
Energy 6.8%
199,446	Coterra Energy, Inc.	5,249,419
80,131	Devon Energy Corp.	2,935,198
21,369	Diamondback Energy, Inc.	3,212,402
119,747	Enterprise Products Partners LP	3,839,089
14,000	Expand Energy Corp.	1,545,040
65,000	Noble Corp. plc	1,835,600
	Total	18,616,748
Financials 18.1%
199,524	AGNC Investment Corp.	2,138,897
23,864	Allstate Corp.	4,967,292
12,672	Capital One Financial Corp.	3,071,186
60,633	Carlyle Group, Inc.	3,584,017
42,111	Charles Schwab Corp.	4,207,310
25,423	Equitable Holdings, Inc.	1,211,406
33,378	M&T Bank Corp.	6,724,999
35,913	Selective Insurance Group, Inc.	3,004,841
181,905	Simmons First National Corp. Class A	3,428,909
23,590	Texas Capital Bancshares, Inc. [a]	2,135,839
122,398	U.S. Bancorp	6,531,157
59,620	Voya Financial, Inc.	4,441,094
29,048	Wintrust Financial Corp.	4,061,491
	Total	49,508,438
Health Care 7.3%
5,496	Humana, Inc.	1,407,690
19,263	Johnson & Johnson	3,986,478
19,533	Labcorp Holdings, Inc.	4,900,439
18,327	STERIS plc	4,646,261
6,213	Thermo Fisher Scientific, Inc.	3,600,123
4,679	UnitedHealth Group, Inc.	1,544,585
	Total	20,085,576
Industrials 18.6%
11,385	Acuity, Inc.	4,099,055
24,097	AGCO Corp.	2,513,799
55,683	CSX Corp.	2,018,509
58,923	Delta Air Lines, Inc.	4,089,256
58,234	Flowserve Corp.	4,040,275
80,365	Fluor Corp. [a]	3,184,865
Shares	Common Stock 98.9%	Value
Industrials 18.6% – continued
63,400	Fortive Corp.	$3,500,314
14,310	General Dynamics Corp.	4,817,605
53,497	Griffon Corp.	3,940,054
72,723	Hexcel Corp.	5,374,230
12,243	JB Hunt Transport Services, Inc.	2,379,305
55,876	Legence Corp. Class A [a]	2,404,903
60,164	MSC Industrial Direct Co., Inc. Class A	5,059,792
119,357	Werner Enterprises, Inc.	3,581,903
	Total	51,003,865
Information Technology 10.7%
16,328	Coherent Corp. [a]	3,013,659
13,959	Commvault Systems, Inc. [a]	1,749,900
9,397	Jabil, Inc.	2,142,704
64,884	Knowles Corp. [a]	1,390,464
31,600	MKS, Inc.	5,049,680
15,207	PTC, Inc. [a]	2,649,212
101,223	Ralliant Corp.	5,153,263
5,809	Synopsys, Inc. [a]	2,728,604
16,415	TD SYNNEX Corp.	2,466,025
16,809	Western Digital Corp.	2,895,686
	Total	29,239,197
Materials 7.6%
119,084	Axalta Coating Systems, Ltd. [a]	3,847,604
60,322	Celanese Corp.	2,550,414
14,310	CF Industries Holdings, Inc.	1,106,735
56,072	Crown Holdings, Inc.	5,773,734
31,350	Nucor Corp.	5,113,499
40,031	West Fraser Timber Co., Ltd.	2,446,294
	Total	20,838,280
Real Estate 5.6%
13,883	CBRE Group, Inc. Class A [a]	2,232,248
21,290	Crown Castle, Inc.	1,892,042
188,374	Healthcare Realty Trust, Inc.	3,192,939
267,217	Host Hotels & Resorts, Inc.	4,737,757
17,742	Simon Property Group, Inc.	3,284,222
	Total	15,339,208
Utilities 7.8%
54,744	Alliant Energy Corp.	3,558,907
7,604	Constellation Energy Corp.	2,686,265
29,048	DTE Energy Co.	3,746,611
29,400	Entergy Corp.	2,717,442
52,054	Evergy, Inc.	3,773,395
69,562	NiSource, Inc.	2,904,909
12,596	Vistra Corp.	2,032,113
	Total	21,419,642
	Total Common Stock (Cost $271,140,148)	270,814,734
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Mid Cap Value ETF

Schedule of Investments as of December 31, 2025(unaudited)

Shares or Principal Amount	Short-Term Investments 1.0%	Value
2,779,347	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.74% [b]	$2,779,347
	Total Short-Term Investments (Cost $2,779,347)	2,779,347
	Total Investments (Cost $273,919,495) 99.9%	273,594,081
	Other Assets and Liabilities, Net 0.1%	246,346
	Total Net Assets 100.0%	$273,840,427

a	Non-income producing security.
b	The interest rate shown reflects the yield.

Definitions:
ADR	–	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
plc	–	Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Thrivent Mid Cap Value ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communication Services	$6,751,345	$6,751,345	$—	$—
Consumer Discretionary	22,729,109	22,729,109	—	—
Consumer Staples	15,283,326	15,283,326	—	—
Energy	18,616,748	18,616,748	—	—
Financials	49,508,438	49,508,438	—	—
Health Care	20,085,576	20,085,576	—	—
Industrials	51,003,865	51,003,865	—	—
Information Technology	29,239,197	29,239,197	—	—
Materials	20,838,280	20,838,280	—	—
Real Estate	15,339,208	15,339,208	—	—
Utilities	21,419,642	21,419,642	—	—
Short-Term Investments	2,779,347	2,779,347	—	—
Total Investments at Value	$273,594,081	$273,594,081	$—	$—
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Small Cap Value ETF

Schedule of Investments as of December 31, 2025(unaudited)

Shares	Common Stock 96.2%	Value
Consumer Discretionary 11.6%
60,330	Advance Auto Parts, Inc.	$2,370,969
9,874	Asbury Automotive Group, Inc. [a]	2,296,001
17,967	Grand Canyon Education, Inc. [a]	2,988,092
37,910	Meritage Homes Corp.	2,494,478
4,063	Murphy USA, Inc.	1,639,502
28,583	Signet Jewelers, Ltd.	2,368,959
73,004	Six Flags Entertainment Corp. [a]	1,119,881
24,304	Wyndham Hotels & Resorts, Inc.	1,836,410
	Total	17,114,292
Consumer Staples 3.1%
27,454	J&J Snack Foods Corp.	2,481,018
127,581	Primo Brands Corp.	2,085,949
	Total	4,566,967
Energy 5.6%
16,847	Gulfport Energy Corp. [a]	3,504,008
76,555	Matador Resources Co.	3,248,994
36,250	TechnipFMC plc	1,615,300
	Total	8,368,302
Financials 25.0%
57,708	Ally Financial, Inc.	2,613,595
88,431	Atlantic Union Bankshares Corp.	3,121,614
23,532	Banner Corp.	1,474,515
66,682	Cadence Bank	2,856,657
52,118	Enterprise Financial Services Corp.	2,814,372
36,689	Essent Group, Ltd.	2,385,152
5,768	Evercore, Inc. Class A	1,962,562
126,479	First Busey Corp.	3,008,936
7,278	Houlihan Lokey, Inc.	1,267,755
148,417	Old National Bancorp	3,311,183
68,274	Old Republic International Corp.	3,116,026
28,983	RLI Corp.	1,854,332
31,525	UMB Financial Corp.	3,626,636
25,067	Wintrust Financial Corp.	3,504,868
	Total	36,918,203
Health Care 5.9%
162,786	Ardelyx, Inc. [a]	949,042
180,318	Avanos Medical, Inc. [a]	2,024,971
39,950	Bruker Corp.	1,882,045
56,874	Enovis Corp. [a]	1,515,123
26,278	Globus Medical, Inc. Class A [a]	2,294,332
	Total	8,665,513
Industrials 14.2%
25,161	AAR Corp. [a]	2,083,079
18,135	AGCO Corp.	1,891,843
37,745	Air Lease Corp.	2,424,361
132,726	Gates Industrial Corp. plc [a]	2,849,627
44,637	Korn Ferry	2,946,935
13,094	Moog, Inc. Class A	3,189,044
10,292	Oshkosh Corp.	1,292,984
96,854	Schneider National, Inc. Class B	2,569,537
20,143	Timken Co.	1,694,631
	Total	20,942,041
Shares	Common Stock 96.2%	Value
Information Technology 10.2%
16,748	Bel Fuse, Inc. Class B	$2,840,963
16,014	Climb Global Solutions, Inc.	1,646,079
54,327	Crane NXT Co.	2,557,172
74,265	Kyndryl Holdings, Inc. [a]	1,972,479
16,770	MKS, Inc.	2,679,846
16,148	Plexus Corp. [a]	2,373,756
15,125	TTM Technologies, Inc. [a]	1,043,625
	Total	15,113,920
Materials 10.1%
53,288	Ashland, Inc.	3,126,407
218,102	Constellium SE [a]	4,111,223
70,981	Element Solutions, Inc.	1,773,815
57,085	Greif, Inc. Class A	3,864,654
33,642	Ingevity Corp. [a]	1,990,934
	Total	14,867,033
Real Estate 5.7%
25,581	Agree Realty Corp.	1,842,599
262,878	Cushman & Wakefield, Ltd. [a]	4,255,995
41,337	First Industrial Realty Trust, Inc.	2,367,370
	Total	8,465,964
Utilities 4.8%
50,760	Black Hills Corp.	3,523,759
42,697	Spire, Inc.	3,531,042
	Total	7,054,801
	Total Common Stock (Cost $123,717,242)	142,077,036

Shares or Principal Amount	Short-Term Investments 3.7%	Value
5,420,738	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.74% [b]	5,420,738
	Total Short-Term Investments (Cost $5,420,738)	5,420,738
	Total Investments (Cost $129,137,980) 99.9%	147,497,774
	Other Assets and Liabilities, Net 0.1%	133,296
	Total Net Assets 100.0%	$147,631,070

a	Non-income producing security.
b	The interest rate shown reflects the yield.

Definitions:
plc	–	Public Limited Company
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Small Cap Value ETF

Schedule of Investments as of December 31, 2025(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Thrivent Small Cap Value ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	$17,114,292	$17,114,292	$—	$—
Consumer Staples	4,566,967	4,566,967	—	—
Energy	8,368,302	8,368,302	—	—
Financials	36,918,203	36,918,203	—	—
Health Care	8,665,513	8,665,513	—	—
Industrials	20,942,041	20,942,041	—	—
Information Technology	15,113,920	15,113,920	—	—
Materials	14,867,033	14,867,033	—	—
Real Estate	8,465,964	8,465,964	—	—
Utilities	7,054,801	7,054,801	—	—
Short-Term Investments	5,420,738	5,420,738	—	—
Total Investments at Value	$147,497,774	$147,497,774	$—	$—
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Small-Mid Cap Equity ETF

Schedule of Investments as of December 31, 2025(unaudited)

Shares	Common Stock 99.5%	Value
Consumer Discretionary 16.3%
30,831	Burlington Stores, Inc. [a]	$8,905,534
99,636	Champion Homes, Inc. [a]	8,419,242
72,394	Churchill Downs, Inc.	8,236,989
34,426	Group 1 Automotive, Inc.	13,539,746
51,577	Installed Building Products, Inc.	13,378,558
142,055	Patrick Industries, Inc.	15,403,024
162,524	SharkNinja, Inc. [a]	18,186,436
28,657	TopBuild Corp. [a]	11,955,414
185,246	Tractor Supply Co.	9,264,152
578,232	Universal Technical Institute, Inc. [a]	15,109,202
193,865	Viking Holdings, Ltd. [a]	13,843,900
	Total	136,242,197
Consumer Staples 4.1%
28,056	Casey's General Stores, Inc.	15,506,832
174,534	Turning Point Brands, Inc.	18,919,485
	Total	34,426,317
Financials 13.6%
81,464	ARES Management Corp. Class A	13,167,026
109,861	Enova International, Inc. [a]	17,270,149
177,197	Enterprise Financial Services Corp.	9,568,638
68,917	Federal Agricultural Mortgage Corp. Class C	12,099,758
56,894	HCI Group, Inc.	10,906,011
15,699	Kinsale Capital Group, Inc.	6,140,193
317,082	Old Republic International Corp.	14,471,622
273,370	OneMain Holdings, Inc.	18,466,144
68,309	Raymond James Financial, Inc.	10,969,742
	Total	113,059,283
Health Care 6.7%
192,717	Bio-Techne Corp.	11,333,687
86,368	HealthEquity, Inc. [a]	7,912,172
63,903	Labcorp Holdings, Inc.	16,031,985
78,822	Merit Medical Systems, Inc. [a]	6,947,371
54,623	STERIS plc	13,848,023
	Total	56,073,238
Industrials 29.4%
65,525	Advanced Drainage Systems, Inc.	9,489,986
83,735	Arcosa, Inc.	8,902,705
73,482	Builders FirstSource, Inc. [a]	7,560,563
340,172	CECO Environmental Corp. [a]	20,359,294
285,427	Core & Main, Inc. Class A [a]	14,833,641
132,280	Federal Signal Corp.	14,364,285
118,376	FTAI Aviation, Ltd.	23,302,316
92,469	Gates Industrial Corp. plc [a]	1,985,310
152,597	ICF International, Inc.	13,016,524
30,355	IES Holdings, Inc. [a]	11,808,702
198,390	Limbach Holdings, Inc. [a]	15,444,662
740,681	LSI Industries, Inc.	13,569,276
130,661	Modine Manufacturing Co. [a]	17,444,550
1,141,654	NPK International, Inc. [a]	13,608,516
162,022	nVent Electric plc	16,521,383
23,767	Quanta Services, Inc.	10,031,100
72,748	Ryder System, Inc.	13,923,240
Shares	Common Stock 99.5%	Value
Industrials 29.4% – continued
25,989	Saia, Inc. [a]	$8,485,928
47,218	Standex International Corp.	10,259,527
	Total	244,911,508
Information Technology 19.7%
24,333	Appfolio, Inc. Class A [a]	5,661,073
151,613	Bel Fuse, Inc. Class B	25,718,113
55,466	Celestica, Inc. [a]	16,396,304
129,402	Climb Global Solutions, Inc.	13,301,232
109,917	Coherent Corp. [a]	20,287,381
838,273	CompoSecure, Inc. Class A [a]	16,161,903
271,301	Daktronics, Inc. [a]	5,363,621
451,930	I3 Verticals, Inc. Class A [a]	11,384,117
34,222	InterDigital, Inc.	10,895,600
633,116	Kyndryl Holdings, Inc. [a]	16,815,561
58,746	Littelfuse, Inc.	14,858,038
31,889	Zebra Technologies Corp. Class A [a]	7,743,287
	Total	164,586,230
Materials 5.6%
559,783	Element Solutions, Inc.	13,988,977
44,596	Hawkins, Inc.	6,335,308
237,313	International Paper Co.	9,347,759
85,479	Knife River Corp. [a]	6,013,447
66,346	Steel Dynamics, Inc.	11,242,330
	Total	46,927,821
Utilities 4.1%
657,195	MDU Resources Group, Inc.	12,828,446
252,796	NiSource, Inc.	10,556,761
28,357	Talen Energy Corp. [a]	10,629,338
	Total	34,014,545
	Total Common Stock (Cost $726,536,626)	830,241,139

Shares or Principal Amount	Short-Term Investments 0.3%	Value
3,074,236	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.74% [b]	3,074,236
	Total Short-Term Investments (Cost $3,074,236)	3,074,236
	Total Investments (Cost $729,610,862) 99.8%	833,315,375
	Other Assets and Liabilities, Net 0.2%	1,288,761
	Total Net Assets 100.0%	$834,604,136

a	Non-income producing security.
b	The interest rate shown reflects the yield.

Definitions:
plc	–	Public Limited Company
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Small-Mid Cap Equity ETF

Schedule of Investments as of December 31, 2025(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Thrivent Small-Mid Cap Equity ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	$136,242,197	$136,242,197	$—	$—
Consumer Staples	34,426,317	34,426,317	—	—
Financials	113,059,283	113,059,283	—	—
Health Care	56,073,238	56,073,238	—	—
Industrials	244,911,508	244,911,508	—	—
Information Technology	164,586,230	164,586,230	—	—
Materials	46,927,821	46,927,821	—	—
Utilities	34,014,545	34,014,545	—	—
Short-Term Investments	3,074,236	3,074,236	—	—
Total Investments at Value	$833,315,375	$833,315,375	$—	$—
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)

Principal Amount	Long-Term Fixed Income 99.0%	Value
Asset-Backed Securities 19.4%
	522 Funding CLO, Ltd.,
$91,856	(TSFR3M + 1.302%), 5.19%, 10/20/2031, Series 2018-3A, Class AR [a],[b]	$91,874
	Affirm Asset Securitization Trust,
19,212	5.22%, 12/17/2029, Series 2024- X2, Class A [a]	19,218
177,996	5.08%, 4/15/2030, Series 2025-X1, Class A [a]	178,256
475,833	4.45%, 10/15/2030, Series 2025- X2, Class A [a]	476,286
	Allegro CLO X, Ltd.,
250,000	(TSFR3M + 2.050%), 5.93%, 4/20/2032, Series 2019-1A, Class CRR [a],[b]	250,232
	American Credit Acceptance Receivables Trust,
133,672	4.81%, 9/12/2028, Series 2025-2, Class A [a]	133,911
373,927	4.73%, 1/12/2029, Series 2025-3, Class A [a]	374,976
453,009	4.42%, 5/14/2029, Series 2025-4, Class A [a]	453,728
	American Heritage Auto Receivables Trust,
110,000	4.90%, 9/17/2029, Series 2024-1A, Class A3 [a]	111,126
	Amur Equipment Finance Receivables XI LLC,
149,223	5.30%, 6/21/2028, Series 2022-2A, Class A2 [a]	149,520
	Annisa CLO, Ltd.,
350,000	(TSFR3M + 1.500%), 5.38%, 7/20/2031, Series 2016-2A, Class BRR [a],[b]	350,083
	Apex Credit CLO, Ltd.,
175,000	(TSFR3M + 1.000%), 5.12%, 10/22/2038, Series 2022-1A, Class XR [a],[b]	175,036
	Apidos CLO XXXIX, Ltd.,
500,000	(TSFR3M + 0.850%), 5.02%, 10/21/2038, Series 2022-39A, Class XR [a],[b]	500,622
	Ares LII CLO, Ltd.,
160,409	(TSFR3M + 0.880%), 4.74%, 4/22/2031, Series 2019-52A, Class A1RR [a],[b]	160,291
	ARES LXXI CLO, Ltd.,
240,000	(TSFR3M + 1.700%), 5.58%, 4/20/2037, Series 2024-71A, Class A2 [a],[b]	240,560
	ARI Fleet Lease Trust,
8,074	5.41%, 2/17/2032, Series 2023-A, Class A2 [a]	8,078
	Atlas Senior Loan Fund XIII,
16,079	(TSFR3M + 1.342%), 5.20%, 4/22/2031, Series 2019-13A, Class A1NR [a],[b]	16,080
	Atlas Senior Loan Fund XV, Ltd.,
265,599	(TSFR3M + 1.220%), 5.08%, 10/23/2032, Series 2019-15A, Class A1R [a],[b]	265,818
Principal Amount	Long-Term Fixed Income 99.0%	Value
Asset-Backed Securities 19.4% – continued
	Atlas Senior Loan Fund XXVI, Ltd.,
$200,000	(TSFR3M + 1.120%), 4.99%, 10/22/2038, Series 2025-26A, Class X [a],[b]	$200,300
	AutoNation Finance Trust,
178,132	4.72%, 4/10/2028, Series 2025-1A, Class A2 [a]	178,520
	Avis Budget Rental Car Funding AESOP LLC,
216,667	2.02%, 2/20/2027, Series 2020-2A, Class A [a]	216,227
166,667	5.31%, 2/20/2027, Series 2022-3A, Class B [a]	166,820
500,000	1.63%, 8/20/2027, Series 2021-1A, Class B [a]	494,234
500,000	1.66%, 2/20/2028, Series 2021-2A, Class A [a]	488,669
290,000	5.44%, 2/22/2028, Series 2023-3A, Class A [a]	293,473
	Barings Loan Partners CLO, Ltd.,
386,114	(TSFR3M + 0.950%), 4.83%, 7/20/2033, Series LP-3A, Class AR2 [a],[b]	386,235
	BHG Securitization Trust,
66,167	1.42%, 11/17/2033, Series 2021-A, Class A [a]	65,707
	BlueMountain Fuji U.S. CLO II, Ltd.,
299,171	(TSFR3M + 1.262%), 5.15%, 10/20/2030, Series 2017-2A, Class A1AR [a],[b]	299,228
	BOF VII AL Funding Trust I,
65,701	6.29%, 7/26/2032, Series 2023- CAR3, Class A2 [a]	66,846
	Bridgecrest Lending Auto Securitization Trust,
851,953	4.73%, 2/15/2028, Series 2025-3, Class A2	853,308
500,000	4.35%, 6/15/2028, Series 2025-4, Class A2	500,504
	California Street CLO IX LP,
381,522	(TSFR3M + 1.362%), 5.26%, 7/16/2032, Series 2012-9A, Class AR3 [a],[b]	381,829
	Carlyle Global Market Strategies CLO, Ltd.,
185,343	(TSFR3M + 1.242%), 5.13%, 7/20/2031, Series 2015-1A, Class AR3 [a],[b]	185,288
	Carlyle U.S. CLO, Ltd.,
415,001	(TSFR3M + 0.950%), 4.83%, 4/20/2031, Series 2019-1A, Class A1A2 [a],[b]	415,167
	CarVal CLO III, Ltd.,
232,157	(TSFR3M + 0.990%), 4.87%, 7/20/2032, Series 2019-2A, Class AR2 [a],[b]	232,177
	Carval CLO X-C, Ltd.,
250,000	(TSFR3M + 1.460%), 5.34%, 7/20/2037, Series 2024-2A, Class A [a],[b]	250,525
	Carvana Auto Receivables Trust,
564,723	1.03%, 6/10/2027, Series 2021-P3, Class A4	560,630
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.0%	Value
Asset-Backed Securities 19.4% – continued
	CCG Receivables Trust,
$231,751	4.48%, 10/14/2032, Series 2025-1, Class A2 [a]	$233,038
	CIFC Funding, Ltd.,
441,991	(TSFR3M + 1.212%), 5.08%, 10/24/2030, Series 2017-4A, Class A1R [a],[b]	442,060
	CoreVest American Finance, Ltd.,
153,966	1.71%, 12/15/2052, Series 2020-4, Class B [a]	152,895
	CPS Auto Receivables Trust,
354,651	4.71%, 3/15/2029, Series 2025-C, Class A [a]	355,542
	Dell Equipment Finance Trust,
500,000	4.68%, 7/22/2027, Series 2025-1, Class A2 [a]	501,759
	Dext ABS LLC,
92,774	6.56%, 5/15/2034, Series 2023-2, Class A2 [a]	93,291
	Dryden 45 Senior Loan Fund,
292,315	(TSFR3M + 1.080%), 4.98%, 10/15/2030, Series 2016-45A, Class A1RR [a],[b]	292,369
	Dryden 55 CLO, Ltd.,
269,440	(TSFR3M + 1.282%), 5.19%, 4/15/2031, Series 2018-55A, Class A1 [a],[b]	269,633
	Dryden 78 CLO, Ltd.,
240,000	(TSFR3M + 1.730%), 5.61%, 4/17/2037, Series 2020-78A, Class A2R [a],[b]	240,195
	Dryden XXVI Senior Loan Fund,
28,614	(TSFR3M + 1.162%), 5.07%, 4/15/2029, Series 2013-26A, Class AR [a],[b]	28,620
	Eaton Vance CLO, Ltd.,
264,000	(TSFR3M + 1.510%), 5.41%, 7/15/2037, Series 2019-1A, Class AR2 [a],[b]	264,478
	Enterprise Fleet Financing LLC,
231,108	5.74%, 12/20/2026, Series 2024-2, Class A2 [a]	231,938
140,753	3.27%, 1/20/2028, Series 2022-1, Class A3 [a]	140,636
44,996	5.76%, 10/22/2029, Series 2022-4, Class A2 [a]	45,148
80,702	5.23%, 3/20/2030, Series 2024-1, Class A2 [a]	81,305
	Exeter Automobile Receivables Trust,
276,627	4.45%, 3/15/2028, Series 2024-5A, Class A3	276,727
482,230	4.53%, 3/15/2028, Series 2025-4A, Class A2	482,925
89,261	6.32%, 5/15/2028, Series 2022-6A, Class C	89,527
162,328	6.21%, 6/15/2028, Series 2023-3A, Class C	163,056
200,000	4.38%, 6/15/2028, Series 2025-5A, Class A2	200,184
492,648	5.57%, 9/15/2028, Series 2024-3A, Class B	494,431
315,000	5.41%, 5/15/2030, Series 2024-1A, Class C	318,301
Principal Amount	Long-Term Fixed Income 99.0%	Value
Asset-Backed Securities 19.4% – continued
	Exeter Select Automobile Receivables Trust,
$500,000	4.24%, 5/15/2029, Series 2025-3, Class A2	$500,462
	First Investors Auto Owner Trust,
100,007	3.13%, 5/15/2028, Series 2022-1A, Class C [a]	99,782
169,682	6.44%, 10/16/2028, Series 2023- 1A, Class A [a]	170,947
500,000	4.31%, 12/15/2028, Series 2025- 1A, Class A2 [a]	500,689
	FirstKey Homes Trust,
662,544	4.25%, 7/17/2038, Series 2022- SFR3, Class A [a]	661,333
300,997	1.54%, 8/17/2038, Series 2021- SFR1, Class A [a]	295,959
750,000	1.79%, 8/17/2038, Series 2021- SFR1, Class B [a]	737,021
	Flagship Credit Auto Trust,
421,105	1.59%, 6/15/2027, Series 2021-2, Class D [a]	415,275
66,567	5.22%, 12/15/2027, Series 2023-2, Class A3 [a]	66,578
	Flatiron CLO 21, Ltd.,
250,000	(TSFR3M + 1.360%), 5.24%, 10/19/2037, Series 2021-1A, Class A1R [a],[b]	250,612
	Ford Credit Auto Owner Trust,
133,000	5.30%, 3/15/2028, Series 2022-D, Class A4	134,056
100,000	1.61%, 10/17/2033, Series 2021-1, Class B [a]	99,209
	Fortress Credit BSL VII, Ltd.,
455,937	(TSFR3M + 1.090%), 4.95%, 7/23/2032, Series 2019-1A, Class A1R [a],[b]	455,964
	FRTKL Group, Inc.,
645,000	1.57%, 9/17/2038, Series 2021- SFR1, Class A [a]	631,863
	GreenSky Home Improvement Issuer Trust,
39,685	5.12%, 3/25/2060, Series 2025-1A, Class A2 [a]	39,864
	Greywolf CLO VI, Ltd.,
51,009	(TSFR3M + 1.292%), 5.15%, 4/26/2031, Series 2018-1A, Class A1 [a],[b]	51,007
	Hertz Vehicle Financing III LLC,
240,000	6.15%, 3/25/2030, Series 2023-4A, Class A [a]	251,224
	Hertz Vehicle Financing III LP,
100,000	2.12%, 12/27/2027, Series 2021- 2A, Class B [a]	98,052
	Hilton Grand Vacations Trust,
18,155	5.75%, 9/15/2039, Series 2024-1B, Class A [a]	18,589
	Home Partners of America Trust,
163,114	2.30%, 12/17/2026, Series 2021-2, Class B [a]	159,805
	HPEFS Equipment Trust,
133,673	6.48%, 1/21/2031, Series 2023-2A, Class C [a]	134,044
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.0%	Value
Asset-Backed Securities 19.4% – continued
	Jamestown CLO XI, Ltd.,
$58,320	(TSFR3M + 1.362%), 5.27%, 7/14/2031, Series 2018-11A, Class A1 [a],[b]	$58,330
	KKR CLO 11, Ltd.,
40,002	(TSFR3M + 1.442%), 5.35%, 1/15/2031, Series 11, Class AR [a],[b]	40,015
	LCM 29, Ltd.,
94,605	(TSFR3M + 1.332%), 5.24%, 4/15/2031, Series 29A, Class AR [a],[b]	94,725
	M&T Equipment Notes,
320,338	5.74%, 7/15/2030, Series 2023-1A, Class A3 [a]	322,228
	Madison Park Funding XXIV, Ltd.,
702,388	(TSFR3M + 1.550%), 5.43%, 10/20/2029, Series 2016-24A, Class BR2 [a],[b]	702,659
	Neuberger Berman Loan Advisers CLO 35, Ltd.,
242,451	(TSFR3M + 1.050%), 4.93%, 1/19/2033, Series 2019-35A, Class ARR [a],[b]	242,383
	Newark BSL CLO 2, Ltd.,
45,526	(TSFR3M + 1.232%), 5.09%, 7/25/2030, Series 2017-1A, Class A1R [a],[b]	45,548
	Nissan Master Owner Trust Receivables,
410,000	(SOFR30A + 0.670%), 4.65%, 2/15/2028, Series 2024-A, Class A [a],[b]	410,126
	Northwoods Capital XII-B, Ltd.,
180,896	(TSFR3M + 1.190%), 4.91%, 6/15/2031, Series 2018-12BA, Class AR [a],[b]	180,688
	Northwoods Capital XVIII, Ltd.,
405,713	(TSFR3M + 1.362%), 5.25%, 5/20/2032, Series 2019-18A, Class AR [a],[b]	406,044
	OCCU Auto Receivables Trust,
492,386	4.82%, 4/17/2028, Series 2025-1A, Class A2 [a]	493,759
400,000	6.29%, 9/17/2029, Series 2023-1A, Class A4 [a]	407,801
	OCP CLO, Ltd.,
593,034	(TSFR3M + 1.262%), 5.19%, 4/10/2033, Series 2019-16A, Class AR [a],[b]	593,317
	Octagon Investment Partners 36, Ltd.,
173,162	(TSFR3M + 1.232%), 5.14%, 4/15/2031, Series 2018-1A, Class A1 [a],[b]	173,210
	Octagon Investment Partners 39, Ltd.,
138,965	(TSFR3M + 1.150%), 5.03%, 10/20/2030, Series 2018-3A, Class AR [a],[b]	138,963
	Octane Receivables Trust,
76,759	6.44%, 3/20/2029, Series 2023-3A, Class A2 [a]	77,137
	OneMain Financial Issuance Trust,
759,913	1.75%, 9/14/2035, Series 2020-2A, Class A [a]	748,016
Principal Amount	Long-Term Fixed Income 99.0%	Value
Asset-Backed Securities 19.4% – continued
	OZLM XXI, Ltd.,
$319,185	(TSFR3M + 1.150%), 5.03%, 1/20/2031, Series 2017-21A, Class A1R [a],[b]	$319,173
	Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust,
400,361	6.09%, 11/15/2031, Series 2024-6, Class A [a]	402,340
	Palmer Square Loan Funding, Ltd.,
295,000	(TSFR3M + 1.400%), 5.30%, 4/15/2031, Series 2022-3A, Class A1BR [a],[b]	295,304
307,848	(TSFR3M + 1.050%), 4.95%, 10/15/2032, Series 2024-1A, Class A1 [a],[b]	307,841
250,000	(TSFR3M + 1.400%), 5.69%, 7/15/2033, Series 2025-2A, Class A2 [a],[b]	250,073
500,000	(TSFR3M + 0.950%), 4.66%, 1/15/2034, Series 2025-3A, Class A1 [a],[b]	499,629
	Rad CLO 14, Ltd.,
250,000	(TSFR3M + 1.432%), 5.34%, 1/15/2035, Series 2021-14A, Class A [a],[b]	250,067
	Rockford Tower CLO, Ltd.,
466,386	(TSFR3M + 1.130%), 5.02%, 8/20/2032, Series 2019-2A, Class AR2 [a],[b]	466,915
	Santander Bank Auto Credit-Linked Notes,
222,133	4.97%, 1/18/2033, Series 2024-B, Class B [a]	223,687
2,914	6.49%, 6/15/2033, Series 2023-A, Class B [a]	2,916
	Santander Drive Auto Receivables Trust,
115,378	4.76%, 8/16/2027, Series 2025-1, Class A2	115,403
500,000	4.28%, 1/15/2029, Series 2025-4, Class A2	501,141
315,349	3.76%, 7/16/2029, Series 2022-2, Class C	314,954
	Shackleton CLO, Ltd.,
84,045	(TSFR3M + 1.362%), 5.23%, 5/7/2031, Series 2014-5RA, Class A [a],[b]	84,058
	Signal Peak CLO 5, Ltd.,
250,000	(TSFR3M + 1.550%), 5.41%, 4/25/2037, Series 2018-5A, Class A1R [a],[b]	250,640
	SLM Private Credit Student Loan Trust,
107,678	(TSFR3M + 0.662%), 4.38%, 6/15/2033, Series 2004-A, Class A3 [b]	107,367
	SMB Private Education Loan Trust,
21,886	(TSFR1M + 0.864%), 4.61%, 10/15/2035, Series 2017-B, Class A2B [a],[b]	21,885
	SoFi Consumer Loan Program Trust,
379,669	4.47%, 8/15/2034, Series 2025-3, Class A [a]	380,757
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.0%	Value
Asset-Backed Securities 19.4% – continued
$442,646	4.24%, 8/25/2035, Series 2025-4, Class A [a]	$443,113
	Sound Point CLO II, Ltd.,
267,133	(TSFR3M + 1.332%), 5.19%, 1/26/2031, Series 2013-1A, Class A1R [a],[b]	267,194
	Sound Point CLO XXV, Ltd.,
472,678	(TSFR3M + 1.280%), 5.14%, 4/25/2033, Series 2019-4A, Class A1R [a],[b]	472,897
	Steele Creek CLO, Ltd.,
76,753	(TSFR3M + 1.272%), 5.18%, 4/15/2031, Series 2018-1A, Class A [a],[b]	76,752
	Symphony CLO XV, Ltd.,
277,932	(TSFR3M + 1.100%), 4.99%, 1/16/2032, Series 2018-20A, Class AR2 [a],[b]	277,939
132,073	(TSFR3M + 1.342%), 5.22%, 1/17/2032, Series 2014-15A, Class AR3 [a],[b]	132,110
	Symphony CLO XVI, Ltd.,
302,265	(TSFR3M + 1.200%), 5.10%, 10/15/2031, Series 2015-16A, Class ARR [a],[b]	302,354
	Tiaa CLO III, Ltd.,
18,247	(TSFR3M + 1.412%), 5.31%, 1/16/2031, Series 2025-52A, Class A [a],[b]	18,247
	TIAA CLO IV, Ltd.,
354,823	(TSFR3M + 1.140%), 5.02%, 1/20/2032, Series 2018-1A, Class A1AR [a],[b]	354,873
	Tricon American Homes,
365,000	2.05%, 7/17/2038, Series 2020- SFR1, Class B [a]	359,701
800,000	2.25%, 7/17/2038, Series 2020- SFR1, Class C [a]	788,542
	Tricon Residential Trust,
750,000	2.24%, 7/17/2038, Series 2021- SFR1, Class B [a]	740,769
258,782	3.86%, 4/17/2039, Series 2022- SFR1, Class A [a]	257,313
248,307	(TSFR1M + 1.100%), 4.85%, 3/17/2042, Series 2025-SFR1, Class A [a],[b]	248,504
	Venture 37 CLO, Ltd.,
68,797	(TSFR3M + 1.250%), 5.15%, 7/15/2032, Series 2019-37A, Class A1RR [a],[b]	68,797
	Venture 42 CLO, Ltd.,
250,000	(TSFR3M + 1.392%), 5.30%, 4/15/2034, Series 2021-42A, Class A1A [a],[b]	250,111
	Venture XXIX CLO, Ltd.,
43,930	(TSFR3M + 1.252%), 5.10%, 9/7/2030, Series 2017-29A, Class AR [a],[b]	43,941
	Vibrant CLO XI, Ltd.,
78,566	(TSFR3M + 1.382%), 5.27%, 7/20/2032, Series 2019-11A, Class A1R1 [a],[b]	78,541
Principal Amount	Long-Term Fixed Income 99.0%	Value
Asset-Backed Securities 19.4% – continued
	Voya CLO, Ltd.,
$306,821	(TSFR3M + 1.262%), 5.17%, 7/15/2031, Series 2018-2A, Class A1 [a],[b]	$306,994
	Wellman Park CLO, Ltd.,
500,000	(TSFR3M + 1.350%), 5.25%, 7/15/2037, Series 2021-1A, Class AR [a],[b]	501,121
	Westlake Automobile Receivables Trust,
500,000	4.31%, 4/17/2028, Series 2025-3A, Class A2 [a]	500,573
	Wheels Fleet Lease Funding 1 LLC,
283,766	6.46%, 8/18/2038, Series 2023-2A, Class A [a]	287,097
	World Omni Auto Receivables Trust,
180,180	1.90%, 3/15/2028, Series 2022-A, Class A4	179,503
	Total	38,247,860
Basic Materials 1.9%
	Ecolab, Inc.,
750,000	4.30%, 6/15/2028	757,853
	Georgia-Pacific LLC,
250,000	4.40%, 6/30/2028 [a]	252,964
	Glencore Funding LLC,
400,000	1.63%, 4/27/2026 [a]	396,697
200,000	(SOFRINDEX + 0.750%), 4.48%, 10/1/2026 [a],[b]	200,226
500,000	(SOFRINDEX + 1.060%), 5.07%, 4/4/2027 [a],[b]	502,299
	International Flavors & Fragrances, Inc.,
1,000,000	1.83%, 10/15/2027 [a]	959,411
	Mosaic Co.,
500,000	4.35%, 1/15/2029	501,424
	SNF Group SACA,
250,000	3.13%, 3/15/2027 [a]	245,627
	Total	3,816,501
Collateralized Mortgage Obligations 1.8%
	CHNGE Mortgage Trust,
378,571	6.53%, 6/25/2058, Series 2023-2, Class A1 [a],[c]	379,107
	CSMC Trust,
68,787	3.66%, 10/25/2059, Series 2019- NQM1, Class A1 [a],[c]	68,300
	GS Mortgage-Backed Securities Trust,
302,183	6.00%, 9/25/2054, Series 2024- PJ5, Class A7 [a],[b]	303,151
	JP Morgan Mortgage Trust,
750,000	4.94%, 6/25/2056, Series 2025- 12MPR, Class A1B [a],[c]	750,537
	PRKCM Trust,
568,610	6.60%, 2/25/2058, Series 2023- AFC1, Class A1 [a],[c]	567,592
507,496	6.58%, 9/25/2058, Series 2023- AFC3, Class A1 [a],[c]	510,290
	Roc Mortgage Trust,
150,000	5.63%, 2/25/2040, Series 2025- RTL1, Class A1 [a],[c]	150,799
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.0%	Value
Collateralized Mortgage Obligations 1.8% – continued
	Toorak Mortgage Trust,
$200,000	5.52%, 2/25/2040, Series 2025- RRTL1, Class A1 [a],[c]	$200,924
	Verus Securitization Trust,
361,107	6.74%, 3/25/2068, Series 2023-3, Class A3 [a],[c]	361,198
219,317	6.97%, 12/25/2068, Series 2023-8, Class A3 [a],[c]	221,440
	Total	3,513,338
Commercial Mortgage-Backed Securities 1.0%
	Bank,
119,083	3.42%, 5/15/2050, Series 2017- BNK4, Class ASB	118,620
	Bank of America Merrill Lynch Commercial Mortgage Trust,
484,327	3.37%, 2/15/2050, Series 2017- BNK3, Class ASB	482,597
	Benchmark Mortgage Trust,
46,252	5.96%, 7/15/2056, Series 2023-V3, Class A1	46,904
	CD Mortgage Trust,
252,711	3.22%, 8/15/2050, Series 2017- CD5, Class AAB	251,032
	Citigroup Commercial Mortgage Trust,
23,295	2.98%, 11/15/2049, Series 2016- C3, Class AAB	23,253
	CSAIL Commercial Mortgage Trust,
172,233	3.33%, 11/15/2050, Series 2017- CX10, Class ASB [b]	171,362
	GS Mortgage Securities Trust,
44,015	2.78%, 10/10/2049, Series 2016- GS3, Class AAB	43,947
230,700	3.47%, 3/10/2050, Series 2017- GS5, Class AAB	229,608
	UBS Commercial Mortgage Trust,
333,100	3.26%, 8/15/2050, Series 2017-C2, Class ASB	331,471
210,547	3.35%, 11/15/2050, Series 2017- C5, Class ASB	208,945
63,857	4.12%, 6/15/2051, Series 2018- C11, Class ASB	63,758
	Total	1,971,497
Communication Services 0.9%
	Amazon.com, Inc.,
500,000	3.90%, 11/20/2028	501,530
	Discovery Communications LLC,
81,000	3.95%, 3/20/2028	79,563
	Expedia Group, Inc.,
100,000	5.00%, 2/15/2026	100,008
	NTT Finance Corp.,
500,000	4.57%, 7/16/2027 [a]	504,219
	Paramount Global,
250,000	2.90%, 1/15/2027	245,935
	Rogers Communications, Inc.,
400,000	3.20%, 3/15/2027	395,982
	Total	1,827,237
Consumer Discretionary 7.3%
	Air Canada,
400,000	3.88%, 8/15/2026 [a]	398,094
Principal Amount	Long-Term Fixed Income 99.0%	Value
Consumer Discretionary 7.3% – continued
	American Honda Finance Corp.,
$300,000	(SOFRRATE + 0.730%), 4.47%, 3/8/2027 [b]	$300,735
500,000	(SOFRRATE + 0.870%), 4.85%, 7/9/2027 [b]	502,414
200,000	(SOFRRATE + 0.820%), 4.57%, 3/3/2028 [b]	200,299
	Bath & Body Works, Inc.,
500,000	6.69%, 1/15/2027	509,419
	BMW U.S. Capital LLC,
200,000	(SOFRINDEX + 0.780%), 4.50%, 3/19/2027 [a],[b]	200,784
1,000,000	(SOFRRATE + 0.710%), 4.53%, 8/11/2027 [a],[b]	1,002,626
	Daimler Truck Finance North America LLC,
1,000,000	4.30%, 8/12/2027 [a]	1,004,313
	Ford Motor Credit Co. LLC,
1,100,000	6.95%, 3/6/2026	1,102,480
	General Motors Financial Co., Inc.,
400,000	5.25%, 3/1/2026	400,311
450,000	5.40%, 4/6/2026	451,563
345,000	(SOFRINDEX + 1.350%), 5.17%, 5/8/2027 [b]	346,920
500,000	(SOFRINDEX + 1.170%), 5.18%, 4/4/2028 [b]	501,842
	Honda Motor Co., Ltd.,
1,000,000	4.44%, 7/8/2028	1,009,630
	Hyundai Capital America,
1,100,000	(SOFRRATE + 0.990%), 4.72%, 3/25/2027 [a],[b]	1,104,535
500,000	(SOFRRATE + 1.120%), 4.85%, 6/23/2027 [a],[b]	502,883
	Las Vegas Sands Corp.,
300,000	3.50%, 8/18/2026	298,590
300,000	5.63%, 6/15/2028	307,589
	O'Reilly Automotive, Inc.,
250,000	5.75%, 11/20/2026	253,364
	PACCAR Financial Corp.,
1,000,000	4.00%, 11/7/2028, Series R	1,004,675
	Royal Caribbean Cruises, Ltd.,
350,000	5.50%, 8/31/2026 [a]	350,539
	Stellantis Finance U.S., Inc.,
200,000	5.35%, 3/17/2028 [a]	203,780
	Target Corp.,
750,000	4.35%, 6/15/2028	758,771
	Taylor Morrison Communities, Inc.,
500,000	5.75%, 1/15/2028 [a]	508,927
	United Airlines, Inc.,
400,000	4.38%, 4/15/2026 [a]	399,500
	Volkswagen Group of America Finance LLC,
200,000	(SOFRRATE + 1.060%), 4.79%, 3/25/2027 [a],[b]	200,692
500,000	4.45%, 9/11/2027 [a]	501,445
	Warnermedia Holdings, Inc.,
79,000	3.76%, 3/15/2027	78,469
	Total	14,405,189
Consumer Staples 9.3%
	Alcon Finance Corp.,
350,000	2.75%, 9/23/2026 [a]	346,821
	Altria Group, Inc.,
450,000	4.88%, 2/4/2028	457,414
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.0%	Value
Consumer Staples 9.3% – continued
	Amgen, Inc.,
$350,000	2.60%, 8/19/2026	$347,287
	BAT Capital Corp.,
350,000	3.22%, 9/6/2026	348,223
	Becton Dickinson & Co.,
450,000	3.70%, 6/6/2027	448,119
	Bunge, Ltd. Finance Corp.,
300,000	3.25%, 8/15/2026	298,703
	Campbell's Co.,
500,000	5.20%, 3/19/2027	506,480
	Cargill, Inc.,
500,000	0.75%, 2/2/2026 [a]	498,699
	Centene Corp.,
600,000	4.25%, 12/15/2027	596,467
	Conagra Brands, Inc.,
500,000	1.38%, 11/1/2027	475,360
	CVS Health Corp.,
450,000	2.88%, 6/1/2026	447,721
749,000	6.25%, 6/1/2027	770,436
	Danone SA,
400,000	2.95%, 11/2/2026 [a]	396,652
	Eli Lilly & Co.,
500,000	4.00%, 10/15/2028	503,367
	GE HealthCare Technologies, Inc.,
300,000	5.65%, 11/15/2027	308,830
	Global Payments, Inc.,
350,000	2.15%, 1/15/2027	342,638
	HCA, Inc.,
500,000	5.00%, 3/1/2028	509,320
	Humana, Inc.,
500,000	1.35%, 2/3/2027	485,334
	Imperial Brands Finance plc,
350,000	3.50%, 7/26/2026 [a]	348,450
250,000	4.50%, 6/30/2028 [a]	252,013
	Kraft Heinz Foods Co.,
550,000	3.00%, 6/1/2026	547,587
	Laboratory Corp. of America Holdings,
400,000	1.55%, 6/1/2026	395,871
	Mars, Inc.,
200,000	4.45%, 3/1/2027 [a]	201,443
	Merck & Co., Inc.,
1,000,000	(SOFRRATE + 0.570%), 4.32%, 3/15/2029 [b]	1,002,142
	Molson Coors Beverage Co.,
250,000	3.00%, 7/15/2026	248,621
	Mondelez International Holdings Netherlands BV,
300,000	1.25%, 9/24/2026 [a]	294,152
	Novartis Capital Corp.,
1,000,000	(SOFRRATE + 0.520%), 4.35%, 11/5/2028 [b]	1,003,890
	PayPal Holdings, Inc.,
100,000	(SOFRRATE + 0.670%), 4.41%, 3/6/2028 [b]	100,387
	PepsiCo, Inc.,
500,000	4.10%, 1/15/2029	502,740
	Pernod Ricard SA,
300,000	3.25%, 6/8/2026 [a]	299,779
	Pfizer, Inc.,
1,000,000	(SOFRRATE + 0.500%), 4.29%, 11/15/2027 [b]	1,003,110
	Philip Morris International, Inc.,
500,000	(SOFRRATE + 0.830%), 4.70%, 4/28/2028 [b]	502,791
Principal Amount	Long-Term Fixed Income 99.0%	Value
Consumer Staples 9.3% – continued
$750,000	(SOFRRATE + 0.660%), 4.54%, 10/27/2028 [b]	$750,760
	Shire Acquisitions Investments Ireland DAC,
350,000	3.20%, 9/23/2026	347,866
	Teva Pharmaceutical Finance Netherlands III BV,
500,000	3.15%, 10/1/2026	494,228
500,000	6.75%, 3/1/2028	518,911
	Tyson Foods, Inc.,
750,000	3.55%, 6/2/2027	744,759
	Universal Health Services, Inc.,
100,000	1.65%, 9/1/2026	98,303
	Viterra Finance BV,
350,000	2.00%, 4/21/2026 [a]	347,034
	Zimmer Biomet Holdings, Inc.,
250,000	4.70%, 2/19/2027	252,068
	Total	18,344,776
Energy 1.0%
	APA Corp.,
243,000	4.38%, 10/15/2028	242,487
	Continental Resources, Inc.,
400,000	2.27%, 11/15/2026 [a]	391,654
	EOG Resources, Inc.,
500,000	4.40%, 7/15/2028	505,590
	EQT Corp.,
500,000	6.50%, 7/1/2027	509,641
	Ovintiv, Inc.,
400,000	5.38%, 1/1/2026	400,000
	Total	2,049,372
Financials 34.5%
	ABN AMRO Bank NV,
1,000,000	4.20%, 7/7/2028 [a]	1,005,899
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
800,000	2.45%, 10/29/2026	789,126
	Aircastle, Ltd.,
450,000	4.25%, 6/15/2026	449,977
	Ally Financial, Inc.,
100,000	(SOFRINDEX + 1.960%), 5.74%, 5/15/2029 [b]	102,539
	American Express Co.,
200,000	(SOFRINDEX + 0.970%), 4.86%, 7/28/2027 [b]	200,675
750,000	(SOFRRATE + 1.260%), 5.16%, 4/25/2029 [b]	759,367
	American Tower Corp.,
500,000	3.38%, 10/15/2026	497,334
	Apollo Debt Solutions BDC,
500,000	5.20%, 12/8/2028 [a]	499,906
	ARES Capital Corp.,
300,000	2.88%, 6/15/2027	293,585
	Ares Strategic Income Fund,
250,000	5.45%, 9/9/2028 [a]	252,090
	Arthur J Gallagher & Co.,
750,000	4.60%, 12/15/2027	757,789
	Athene Global Funding,
150,000	5.62%, 5/8/2026 [a]	150,712
	Atlas Warehouse Lending Co. LP,
500,000	4.63%, 11/15/2028 [a]	501,876
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.0%	Value
Financials 34.5% – continued
	Australia & New Zealand Banking Group, Ltd.,
$1,000,000	(SOFRRATE + 0.620%), 4.40%, 6/18/2028 [a],[b]	$1,003,794
500,000	(SOFRRATE + 0.590%), 4.37%, 12/8/2028 [a],[b]	500,982
	Aviation Capital Group LLC,
400,000	3.50%, 11/1/2027 [a]	393,878
	Banco Santander SA,
200,000	(SOFRRATE + 1.120%), 5.10%, 7/15/2028 [b]	201,240
	Bank of America Corp.,
750,000	(TSFR3M + 1.774%), 3.71%, 4/24/2028 [b]	746,597
500,000	(SOFRRATE + 1.110%), 4.93%, 5/9/2029 [b]	503,262
500,000	(SOFRRATE + 1.010%), 4.90%, 1/24/2031 [b]	500,070
	Bank of Montreal,
550,000	(SOFRRATE + 0.880%), 4.57%, 9/10/2027 [b]	552,057
1,000,000	(SOFRRATE + 0.525%), 4.10%, 12/15/2027, Series J [b]	1,001,860
350,000	(5 yr. USD Swap + 1.432%), 3.80%, 12/15/2032 [b]	345,845
	Bank of New York Mellon Corp.,
1,000,000	(SOFRINDEX + 0.680%), 4.42%, 6/9/2028 [b]	1,000,902
	Bank of Nova Scotia,
1,000,000	(SOFRRATE + 0.760%), 4.48%, 9/15/2028, Series I [b]	1,000,852
	Banque Federative du Credit Mutuel SA,
750,000	(SOFRRATE + 0.990%), 4.94%, 10/16/2028 [a],[b]	753,777
	Barclays plc,
1,100,000	5.20%, 5/12/2026	1,104,747
	Blackstone Private Credit Fund,
250,000	2.63%, 12/15/2026	245,602
	Blackstone Secured Lending Fund,
450,000	2.75%, 9/16/2026	444,704
	Blue Owl Capital Corp.,
100,000	3.40%, 7/15/2026	99,309
	Blue Owl Credit Income Corp.,
300,000	7.75%, 9/16/2027	311,922
	Blue Owl Technology Finance Corp.,
350,000	6.10%, 3/15/2028 [a]	352,080
	BNP Paribas SA,
350,000	(SOFRRATE + 1.004%), 1.32%, 1/13/2027 [a],[b]	349,669
400,000	(5 yr. USD Swap + 1.483%), 4.38%, 3/1/2033 [a],[b]	397,567
	Boston Properties LP,
300,000	2.75%, 10/1/2026	296,867
	Brown & Brown, Inc.,
750,000	4.70%, 6/23/2028	758,991
	CaixaBank SA,
500,000	(SOFRRATE + 1.140%), 4.63%, 7/3/2029 [a],[b]	504,972
	Canadian Imperial Bank of Commerce,
1,000,000	(SOFRRATE + 0.800%), 4.54%, 9/8/2028 [b]	1,001,702
Principal Amount	Long-Term Fixed Income 99.0%	Value
Financials 34.5% – continued
$100,000	(SOFRRATE + 1.030%), 4.76%, 3/30/2029 [b]	$100,621
	Capital One Financial Corp.,
450,000	(SOFRRATE + 0.855%), 1.88%, 11/2/2027 [b]	441,526
	Charles Schwab Corp.,
1,000,000	(SOFRINDEX + 1.050%), 4.80%, 3/3/2027 [b]	1,006,751
	Citigroup, Inc.,
450,000	4.45%, 9/29/2027	452,895
500,000	(SOFRRATE + 1.143%), 4.96%, 5/7/2028 [b]	503,172
400,000	(SOFRRATE + 0.870%), 4.61%, 3/4/2029 [b]	400,412
	Commonwealth Bank of Australia,
500,000	(SOFRRATE + 0.640%), 4.41%, 3/14/2028 [a],[b]	502,769
	Cooperatieve Rabobank UA,
500,000	(SOFRINDEX + 0.710%), 4.69%, 1/9/2026 [b]	500,050
250,000	(SOFRRATE + 0.590%), 4.36%, 5/27/2027 [b]	250,714
1,000,000	(CMT 1Y + 0.730%), 1.98%, 12/15/2027 [a],[b]	980,127
300,000	(SOFRINDEX + 0.890%), 4.83%, 10/17/2029 [b]	302,428
	Corebridge Financial, Inc.,
1,300,000	3.65%, 4/5/2027	1,291,772
	Crown Castle, Inc.,
450,000	1.05%, 7/15/2026	442,558
	Deutsche Bank AG,
400,000	(SOFRRATE + 2.520%), 7.15%, 7/13/2027 [b]	406,104
250,000	(SOFRRATE + 1.210%), 5.18%, 1/10/2029 [b]	251,369
	Extra Space Storage LP,
300,000	3.50%, 7/1/2026	299,086
	Fortitude Global Funding,
500,000	4.63%, 10/6/2028 [a]	500,099
	GGAM Finance, Ltd.,
500,000	8.00%, 6/15/2028 [a]	529,484
	Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
500,000	3.75%, 12/15/2027 [a]	486,850
	Goldman Sachs Group, Inc.,
800,000	(TSFR3M + 2.012%), 5.87%, 10/28/2027 [b]	809,959
1,600,000	(SOFRRATE + 1.290%), 5.20%, 4/23/2028 [b]	1,614,433
1,000,000	(SOFRRATE + 0.900%), 4.15%, 10/21/2029 [b]	999,776
	Goldman Sachs Private Credit Corp.,
200,000	5.88%, 5/6/2028 [a]	203,729
250,000	5.38%, 1/31/2029 [a]	250,993
	Golub Capital BDC, Inc.,
300,000	2.50%, 8/24/2026	295,435
	Host Hotels & Resorts LP,
750,000	4.25%, 12/15/2028	750,735
	HSBC Holdings plc,
200,000	(SOFRRATE + 1.030%), 4.81%, 3/3/2029 [b]	201,014
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.0%	Value
Financials 34.5% – continued
	ING Groep NV,
$450,000	(SOFRINDEX + 1.560%), 5.29%, 9/11/2027 [b]	$453,109
700,000	(SOFRINDEX + 1.010%), 4.74%, 3/25/2029 [b]	703,154
	JPMorgan Chase & Co.,
1,500,000	(SOFRRATE + 1.190%), 5.04%, 1/23/2028 [b]	1,515,524
650,000	(SOFRRATE + 0.800%), 4.70%, 1/24/2029, Series FRN [b]	651,301
	KeyCorp,
350,000	2.25%, 4/6/2027	342,082
	KeyCorp Capital I,
500,000	(TSFR3M + 1.002%), 4.66%, 7/1/2028 [b]	492,670
	Lloyds Banking Group plc,
200,000	(SOFRINDEX + 1.060%), 4.85%, 11/26/2028 [b]	200,970
500,000	(SOFRINDEX + 1.060%), 4.79%, 6/13/2029 [b]	502,158
	Macquarie Airfinance Holdings, Ltd.,
350,000	5.20%, 3/27/2028 [a]	355,284
	Macquarie Group, Ltd.,
745,000	(SOFRRATE + 0.995%), 1.94%, 4/14/2028 [a],[b]	724,476
	Manufacturers & Traders Trust Co.,
750,000	(SOFRRATE + 0.950%), 4.76%, 7/6/2028 [b]	756,809
	MassMutual Global Funding II,
650,000	(SOFRRATE + 0.770%), 4.64%, 1/29/2027 [a],[b]	652,554
	Morgan Stanley,
500,000	(SOFRRATE + 1.000%), 2.48%, 1/21/2028 [b]	491,753
1,150,000	3.59%, 7/22/2028 [b]	1,142,132
350,000	(SOFRRATE + 1.380%), 5.33%, 4/12/2029 [b]	354,266
750,000	(SOFRRATE + 0.920%), 4.84%, 10/18/2029, Series I [b]	752,490
	Morgan Stanley Private Bank NA,
500,000	(SOFRRATE + 0.770%), 4.47%, 7/6/2028 [b]	503,368
500,000	(SOFRRATE + 0.770%), 4.75%, 7/6/2028 [b]	500,990
1,000,000	(SOFRRATE + 0.780%), 4.58%, 11/17/2028 [b]	1,002,204
	National Bank of Canada,
550,000	(SOFRRATE + 0.557%), 4.70%, 3/5/2027 [b]	550,499
	Nationwide Building Society,
1,000,000	(SOFRRATE + 1.070%), 5.03%, 7/14/2029 [a],[b]	1,001,698
	NatWest Group plc,
450,000	(SOFRRATE + 1.250%), 5.03%, 3/1/2028 [b]	452,940
250,000	(SOFRRATE + 1.100%), 4.89%, 5/23/2029 [b]	251,128
	NatWest Markets plc,
500,000	(SOFRRATE + 0.950%), 4.68%, 3/21/2028 [a],[b]	502,900
	New York Life Global Funding,
450,000	(SOFRRATE + 0.880%), 4.78%, 4/25/2028 [a],[b]	454,104
Principal Amount	Long-Term Fixed Income 99.0%	Value
Financials 34.5% – continued
	PNC Bank NA,
$500,000	(SOFRRATE + 0.630%), 4.54%, 5/13/2027 [b]	$500,727
500,000	(SOFRRATE + 0.730%), 4.66%, 7/21/2028 [b]	500,690
	PNC Financial Services Group, Inc.,
650,000	(SOFRINDEX + 1.085%), 4.76%, 1/26/2027 [b]	650,258
	Prudential Financial, Inc.,
500,000	(US0003M + 2.380%), 4.50%, 9/15/2047 [b]	494,794
	Reinsurance Group of America, Inc.,
350,000	3.95%, 9/15/2026	349,864
	RGA Global Funding,
500,000	4.35%, 8/25/2028 [a]	502,116
	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
600,000	2.88%, 10/15/2026 [a]	591,248
	Royal Bank of Canada,
350,000	(SOFRINDEX + 0.720%), 4.51%, 10/18/2027 [b]	351,359
500,000	(SOFRRATE + 0.700%), 4.55%, 11/3/2028, Series 1 [b]	500,435
250,000	(SOFRINDEX + 0.830%), 4.73%, 1/24/2029 [b]	250,599
1,000,000	(SOFRINDEX + 0.880%), 4.71%, 8/6/2029 [b]	1,000,924
	Santander Holdings USA, Inc.,
100,000	(SOFRRATE + 1.610%), 5.34%, 3/20/2029 [b]	100,967
	Santander U.K. Group Holdings plc,
200,000	(SOFRRATE + 0.989%), 1.67%, 6/14/2027 [b]	197,764
	Skandinaviska Enskilda Banken AB,
500,000	(SOFRRATE + 0.750%), 4.51%, 6/2/2028 [a],[b]	502,316
	Societe Generale SA,
750,000	(CMT 1Y + 1.500%), 5.52%, 1/19/2028 [a],[b]	759,514
250,000	(SOFRRATE + 1.410%), 5.38%, 4/13/2029 [a],[b]	250,732
	State Street Corp.,
750,000	(SOFRRATE + 0.950%), 4.85%, 4/24/2028 [b]	754,585
	Stellantis Financial Services U.S. Corp.,
500,000	4.95%, 9/15/2028 [a]	506,870
	Sumitomo Mitsui Financial Group, Inc.,
200,000	(SOFRRATE + 1.170%), 5.18%, 7/9/2029 [b]	202,191
	Sumitomo Mitsui Trust Bank, Ltd.,
1,000,000	(SOFRRATE + 0.750%), 4.53%, 9/11/2028 [a],[b]	1,003,330
	Svenska Handelsbanken AB,
250,000	4.38%, 5/23/2028 [a]	252,503
	Toronto-Dominion Bank,
750,000	(SOFRRATE + 0.750%), 4.72%, 10/13/2028 [b]	751,004
700,000	(5 yr. USD Swap + 2.205%), 3.63%, 9/15/2031 [b]	696,014
	Truist Bank,
500,000	(SOFRRATE + 0.590%), 4.67%, 5/20/2027 [b]	500,857
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.0%	Value
Financials 34.5% – continued
$750,000	(SOFRRATE + 0.770%), 4.42%, 7/24/2028 [b]	$754,296
	Truist Financial Corp.,
450,000	(SOFRRATE + 2.050%), 6.05%, 6/8/2027 [b]	453,621
	U.S. Bank NA,
250,000	(SOFRRATE + 0.910%), 4.72%, 5/15/2028 [b]	251,100
	VICI Properties LP/VICI Note Co., Inc.,
350,000	4.50%, 9/1/2026 [a]	350,341
500,000	4.25%, 12/1/2026 [a]	499,916
	Wells Fargo & Co.,
550,000	4.10%, 6/3/2026	550,051
1,000,000	(SOFRRATE + 1.370%), 5.28%, 4/23/2029 [b]	1,012,720
	Westpac Banking Corp.,
650,000	(5 yr. USD SOFR ICE Swap + 2.236%), 4.32%, 11/23/2031 [b]	649,539
	Weyerhaeuser Co.,
33,000	4.75%, 5/15/2026	33,067
	Zions Bancorp NA,
750,000	(SOFRRATE + 1.155%), 4.70%, 8/18/2028 [b]	749,999
	Total	68,195,858
Industrials 3.6%
	Amphenol Corp.,
500,000	3.80%, 11/15/2027	499,332
500,000	4.38%, 6/12/2028	504,619
	Amrize Finance U.S. LLC,
200,000	4.60%, 4/7/2027	201,316
	BAE Systems plc,
400,000	5.00%, 3/26/2027 [a]	404,790
	Boeing Co.,
500,000	3.10%, 5/1/2026	498,018
500,000	2.25%, 6/15/2026	495,586
450,000	3.25%, 2/1/2028	442,282
	Caterpillar Financial Services Corp.,
250,000	(SOFRRATE + 0.520%), 4.27%, 3/3/2028 [b]	250,434
1,000,000	3.95%, 11/14/2028	1,002,351
	John Deere Capital Corp.,
200,000	(SOFRRATE + 0.500%), 4.25%, 3/6/2028 [b]	200,459
	L3Harris Technologies, Inc.,
500,000	3.85%, 12/15/2026	499,386
	Lockheed Martin Corp.,
500,000	4.15%, 8/15/2028	503,184
	Molex Electronic Technologies LLC,
250,000	4.75%, 4/30/2028 [a]	252,726
	Regal Rexnord Corp.,
450,000	6.05%, 2/15/2026	450,863
	Spirit AeroSystems, Inc.,
800,000	4.60%, 6/15/2028	800,928
	Total	7,006,274
Mortgage-Backed Securities 4.6%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
120,597	3.95%, 12/25/2029, Series K159, Class A1	120,412
Principal Amount	Long-Term Fixed Income 99.0%	Value
Mortgage-Backed Securities 4.6% – continued
	Federal Home Loan Mortgage Corp. REMICS,
$80,887	1.75%, 6/15/2028, Series 4216, Class KC	$79,959
840,370	(SOFR30A + 0.614%), 4.60%, 1/15/2032, Series 3218, Class FN [b]	838,841
131,618	1.50%, 5/15/2032, Series 4224, Class KA	130,798
66,291	3.00%, 4/15/2033, Series 4203, Class DM	65,354
355,322	3.00%, 4/15/2034, Series 4482, Class CA	352,452
73,461	3.00%, 6/15/2038, Series 4391, Class VB	73,299
84,926	3.50%, 8/15/2040, Series 4001, Class ML	84,410
437,353	2.50%, 5/15/2041, Series 4019, Class JC	429,697
329,096	6.00%, 11/25/2048, Series 5349, Class A	329,062
557,110	5.50%, 7/25/2049, Series 5417, Class D	558,727
	Federal National Mortgage Association,
350,000	3.15%, 3/1/2026	348,653
343,847	3.11%, 5/1/2026	341,970
348,982	2.50%, 8/1/2032	344,002
	Federal National Mortgage Association REMICS,
70,494	1.50%, 9/25/2027, Series 2012- 100, Class BA	69,283
122,545	1.50%, 9/25/2027, Series 2012-98, Class YM	120,568
87,556	1.50%, 1/25/2028, Series 2012- 153, Class DA	85,941
125,511	1.50%, 1/25/2028, Series 2012- 148, Class DC	123,479
682,669	2.25%, 7/25/2028, Series 2013-73, Class BL	673,719
24,303	3.50%, 1/25/2035, Series 2014-53, Class VB	24,233
340,440	(SOFR30A + 0.414%), 4.29%, 11/25/2036, Series 2006-108, Class FB [b]	338,555
177,096	3.00%, 8/25/2043, Series 2016-99, Class H	175,949
639,241	(SOFR30A + 0.464%), 4.34%, 2/25/2046, Series 2016-3, Class FB [b]	635,958
	Government National Mortgage Association REMICS,
93,883	3.50%, 9/20/2042, Series 2013-91, Class PB	93,509
1,074,830	(TSFR1M + 0.314%), 4.05%, 9/20/2043, Series 2013-135, Class FM [b]	1,066,273
591,091	5.00%, 10/20/2043, Series 2022- 213, Class QA	592,635
143,728	3.50%, 5/20/2045, Series 2018- 122, Class HA	143,051
861,016	5.00%, 1/20/2050, Series 2023-68, Class EA	861,138
	Total	9,101,927
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income 99.0%	Value
Technology 1.9%
	Analog Devices, Inc.,
$500,000	4.25%, 6/15/2028	$504,123
	Dell International LLC/EMC Corp.,
80,000	6.02%, 6/15/2026	80,350
300,000	4.75%, 4/1/2028	304,273
	Fidelity National Information Services, Inc.,
350,000	1.15%, 3/1/2026	348,303
	Fiserv, Inc.,
750,000	5.38%, 8/21/2028	769,152
	Hewlett Packard Enterprise Co.,
450,000	4.45%, 9/25/2026	451,291
500,000	4.05%, 9/15/2027	500,062
	Oracle Corp.,
800,000	2.65%, 7/15/2026	793,416
	Total	3,750,970
U.S. Government & Agencies 9.1%
	U.S. Treasury Notes,
1,050,000	1.38%, 8/31/2026	1,035,191
16,800,000	4.13%, 1/31/2027	16,904,344
	Total	17,939,535
Utilities 2.7%
	Evergy Kansas Central, Inc.,
150,000	4.70%, 3/13/2028	152,292
	Georgia Power Co.,
500,000	4.00%, 10/1/2028	502,765
	National Fuel Gas Co.,
602,000	5.50%, 10/1/2026	607,983
	National Rural Utilities Cooperative Finance Corp.,
2,000,000	3.95%, 12/10/2027	2,007,518
	NextEra Energy Capital Holdings, Inc.,
350,000	4.95%, 1/29/2026	350,215
1,000,000	4.69%, 9/1/2027	1,011,883
	Pacific Gas & Electric Co.,
300,000	3.15%, 1/1/2026	300,000
	Xcel Energy, Inc.,
400,000	3.35%, 12/1/2026	397,498
	Total	5,330,154
	Total Long-Term Fixed Income (Cost $194,682,104)	195,500,488

Shares or Principal Amount	Short-Term Investments 0.2%	Value
	Federal Home Loan Bank Discount Notes,
100,000	3.57%, 2/20/2026 [d],[e]	99,501
	Federal National Mortgage Association Discount Notes,
200,000	3.66%, 3/2/2026 [d],[e]	198,807
Shares or Principal Amount	Short-Term Investments 0.2%	Value
	State Street Institutional U.S. Government Money Market Fund - Premier Class,
96,506	3.74% [e]	$96,506
	Total Short-Term Investments (Cost $394,816)	394,814
	Total Investments (Cost $195,076,920) 99.2%	$195,895,302
	Other Assets and Liabilities, Net 0.8%	1,662,400
	Total Net Assets 100.0%	$197,557,702

a
Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of December 31, 2025, the value of these investments was $68,473,648 or 34.7% of total net assets.

b
Denotes variable rate securities. The rate shown is as of
December 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of December 31, 2025.
d	All or a portion of the security is held on deposit with counterparty and pledged as the initial margin deposit for open futures contracts.
e	The interest rate shown reflects the yield.

Definitions:
CLO	–	Collateralized Loan Obligation
REMICS	–	Real Estate Mortgage Investment Conduits
plc	–	Public Limited Company

Reference Rate Index:
CMT 1Y	–	Constant Maturity Treasury Yield 1 Year
ICE	–	Intercontinental Exchange
SOFR30A	–	Secured Overnight Financing Rate 30 Year Average
SOFRINDEX	–	Secured Overnight Financing Rate Compounded Index
SOFRRATE	–	Secured Overnight Financing Rate
TSFR1M	–	CME Term SOFR 1 Month
TSFR3M	–	CME Term SOFR 3 Month
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of December 31, 2025(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Thrivent Ultra Short Bond ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	38,247,860	—	38,247,860	—
Basic Materials	3,816,501	—	3,816,501	—
Collateralized Mortgage Obligations	3,513,338	—	3,513,338	—
Commercial Mortgage-Backed Securities	1,971,497	—	1,971,497	—
Communication Services	1,827,237	—	1,827,237	—
Consumer Discretionary	14,405,189	—	14,405,189	—
Consumer Staples	18,344,776	—	18,344,776	—
Energy	2,049,372	—	2,049,372	—
Financials	68,195,858	—	68,195,858	—
Industrials	7,006,274	—	7,006,274	—
Mortgage-Backed Securities	9,101,927	—	9,101,927	—
Technology	3,750,970	—	3,750,970	—
U.S. Government & Agencies	17,939,535	—	17,939,535	—
Utilities	5,330,154	—	5,330,154	—
Short-Term Investments	394,814	96,506	298,308	—
Total Investments at Value	$195,895,302	$96,506	$195,798,796	$—
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Thrivent Ultra Short Bond ETF's other financial instrument assets carried at fair value.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	26,961	26,961	—	—
Total Asset Derivatives	$26,961	$26,961	$—	$—
The following table presents Ultra Short Bond ETF's futures contracts held as of December 31, 2025. Investments and/or cash totaling $298,308 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2 Yr. U.S. Treasury Notes	(82)	March 2026	$(17,127,754)	$7,051
CBOT 3 Yr. U.S. Treasury Notes	(49)	March 2026	(10,468,012)	19,910
Total Futures Short Contracts			$(27,595,766)	$26,961
Total Futures Contracts			$(27,595,766)	$26,961

Reference Description:
CBOT	–	Chicago Board of Trade
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Notes to Schedule of Investments

as of December 31, 2025
(unaudited)
SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments — The Funds record their investments at fair value using market quotations when they are readily available pursuant to Rule 2a-5. The Funds’ investments are recorded at fair value determined in good faith when market quotations are not readily available. Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value ("NAV") at the close of each business day. Money Market funds where the published daily NAV per share is not available on measurement date shall be fair valued using the NAV per share from the prior day.
The Board has chosen the Funds’ investment adviser Thrivent Asset Management, LLC (the "Adviser") as the valuation designee, responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Adviser has formed a Valuation Committee (the “Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Foreign Currency Translation — The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts,  disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Derivatives Financial Instruments —  The Funds may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s

Notes to Schedule of Investments

as of December 31, 2025
(unaudited)
clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts —  Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended December 31, 2025, Ultra Short Bond ETF used treasury futures to manage the duration and yield curve exposure of the respective Fund as compared to its benchmark.
Additional information for the Fund's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund's most recent annual or semiannual report.